As filed with the Securities and Exchange Commission on October 11, 2000

                                                     Registration No. 33-


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            -------------------------

                                    FORM N-14

 -                                         -
|_|Pre-Effective Amendment No.__          |_| Post-Effective Amendment No.__

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                            -------------------------

                             LIBERTY FUNDS TRUST III*
               (Exact Name of Registrant as Specified in Charter)

                                  617-426-3750

                        (Area Code and Telephone Number)

                ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111
                    (Address of Principal Executive Offices)

                            -------------------------
                                WILLIAM J. BALLOU
                             Liberty Funds Group LLC

                              One Financial Center

                           Boston, Massachusetts 02111

                    (Name and Address of Agents for Service)

                            -------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

                            -------------------------

It is proposed that this filing will become effective on November 10, 2000 pursuant to Rule 488.

                            -------------------------

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Pursuant to Rule 429 under the Securities Act of 1933, this Registration Statement relates to shares previously registered on the aforesaid Registration Statement.

*On behalf of its Liberty Newport Global Utilities Fund series.

                              LIBERTY MUTUAL FUNDS
                             STEIN ROE MUTUAL FUNDS
                ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111


Dear Shareholder:

Your Fund will hold a special meeting on December 19, 2000 at 10:00 a.m. Eastern Time, at the offices of Colonial Management Associates, Inc. You will be asked to vote on the acquisition of your Fund and on the election of eleven Trustees. A formal Notice of Special Meeting of Shareholders appears on the next few pages, followed by the combined prospectus/proxy statement which explains in more detail the proposals to be considered. We hope that you can attend the Meeting in person; however, we urge you in any event to vote your shares at your earliest convenience.

Your Fund is part of one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial Companies, Inc., the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining and rationalizing the product offerings of the Liberty and Stein Roe Funds, reducing fund expense ratios by creating larger, more efficient funds and permitting the Liberty organization to focus its portfolio management resources on a more focused group of portfolios. Please review the enclosed prospectus/proxy statement for a more detailed description of the proposed acquisition of your Fund and the specific reasons it is being proposed.

YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY AT OUR WEB SITE, BY MAIL, BY FAX (NOT AVAILABLE FOR ALL SHAREHOLDERS; REFER TO ENCLOSED PROXY INSERT), BY PHONE OR IN PERSON. TO VOTE THROUGH OUR WEB SITE, JUST FOLLOW THE SIMPLE INSTRUCTIONS THAT APPEAR ON THE ENCLOSED PROXY INSERT. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE HAS BEEN ENCLOSED FOR YOUR CONVENIENCE. PLEASE HELP YOUR FUND AVOID THE EXPENSE OF A FOLLOW-UP MAILING BY VOTING TODAY!

Your Fund is using Shareholder Communications Corporation ("SCC"), a professional proxy solicitation firm, to assist shareholders in the voting process. As the date of the special meeting approaches, if we have not yet received your vote, you may receive a telephone call from SCC reminding you to exercise your right to vote.

Please take a few moments to review the details of each proposal. If you have any questions regarding the combined prospectus/proxy statement, please feel free to call the contact number listed in the enclosed prospectus/proxy statement.

We appreciate your participation and prompt response in these matters and thank you for your continued support.

Sincerely,

/s/ Stephen E. Gibson

Stephen E. Gibson, President
November 17, 2000
[Job Code]

              NOTICE OF SPECIAL MEETING OF SHAREHOLDERS TO BE HELD
                                DECEMBER 19, 2000

                             LIBERTY FUNDS TRUST III
                ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111

                       LIBERTY NEWPORT GLOBAL EQUITY FUND


           NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of the Liberty Newport Global Equity Fund will be held at 10:00 a.m. on Tuesday, December 19, 2000, at the offices of Colonial Management Associates, Inc., the Liberty Newport Global Equity Fund's advisor, One Financial Center, Boston, Massachusetts 02111 for these purposes:

           1. To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Liberty Newport Global Equity Fund to, and the assumption of all of the liabilities of the Liberty Newport Global Equity Fund by, the Liberty Newport Global Utilities Fund in exchange for shares of the Liberty Newport Global Utilities Fund and the distribution of such shares to the shareholders of the Liberty Newport Global Equity Fund in complete liquidation of the Liberty Newport Global Equity Fund.

           2.         To elect eleven Trustees.

           3. To consider and act upon any other matters that properly come before the meeting and any adjourned session of the meeting.

           Shareholders of record at the close of business on September 29, 2000, are entitled to notice of and to vote at the meeting and any adjourned session.

                                         By order of the Board of Trustees,


                                         William J. Ballou, Assistant Secretary

November   8, 2000

NOTICE: YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY AT OUR WEB SITE, BY PHONE, BY MAIL, BY FAX (NOT AVAILABLE FOR ALL SHAREHOLDERS; REFER TO ENCLOSED PROXY INSERT) OR IN PERSON. TO VOTE THROUGH OUR WEB SITE, JUST FOLLOW THE SIMPLE INSTRUCTIONS THAT APPEAR ON THE ENCLOSED PROXY INSERT. PLEASE HELP YOUR FUND AVOID THE EXPENSE OF A FOLLOW-UP MAILING BY VOTING TODAY!

COMBINED PROSPECTUS AND PROXY STATEMENT
NOVEMBER 17, 2000

ACQUISITION OF THE ASSETS AND LIABILITIES OF
LIBERTY NEWPORT GLOBAL EQUITY FUND
c/o Liberty Funds Trust III
One Financial Center
Boston, Massachusetts 02111
1-800-426-3750

BY AND IN EXCHANGE FOR SHARES OF
LIBERTY NEWPORT GLOBAL UTILITIES FUND
c/o Liberty Funds Trust III
One Financial Center
Boston, Massachusetts 02111
1-800-426-3750

TABLE OF CONTENTS

Synopsis..................................................................
Proposal 1 - Acquisition of the Liberty Newport Global Equity Fund by
             the Liberty Newport Global Utilities Fund....................
   Principal Investment Risks.............................................
   Information about the Acquisition......................................
Proposal 2 - Election of Trustees.........................................
General...................................................................
   Voting Information.....................................................
Appendix A - Agreement and Plan of Reorganization.........................
Appendix B - Fund Information.............................................
Appendix C - Capitalization...............................................
Appendix D - Management's Discussion of Fund Performance for the Liberty
                   Newport Global Utilities Fund..........................

      This combined Prospectus/Proxy Statement contains information you should know before voting on the proposed acquisition of the Liberty Newport Global Equity Fund (the "Global Equity Fund") by the Liberty Newport Global Utilities Fund (the "Global Utilities Fund") or voting on the other proposals to be considered at a Special Meeting of Shareholders of the Global Equity Fund (the "Meeting"), which will be held at 10:00 a.m. Eastern Time on December 19, 2000, at the offices of Colonial Management Associates, Inc. ("Colonial"), One Financial Center, Boston, Massachusetts 02111. Please read this Prospectus/Proxy Statement and keep it for future reference.

      Proposal 1 in this Prospectus/Proxy Statement relates to the proposed acquisition of the Global Equity Fund by the Global Utilities Fund (the "Acquisition"). If the

Acquisition occurs, you will become a shareholder of the Global Utilities Fund. The Global Utilities Fund seeks long-term growth of capital and income and current income. If the Agreement and Plan of Reorganization is approved by the shareholders of the Global Equity Fund and the Acquisition occurs, the Global Equity Fund will transfer all of the assets and liabilities attributable to each class of its shares to the Global Utilities Fund in exchange for shares of the same class with the same aggregate net asset value as the assets and liabilities transferred. After that exchange, shares of each class received by the Global Equity Fund will be distributed pro rata to its shareholders of the same class. After the Acquisition, the Global Utilities Fund expects to change its name to "Liberty Newport Global Equity Fund."

      Proposal 2 in this Prospectus/Proxy Statement relates to the election of Trustees of Liberty Funds Trust III ("the Board of Trustees of Trust III"), of which the Global Equity Fund is a series.

      Please review the enclosed Prospectus of the Global Utilities Fund. This document is incorporated in this Prospectus/Proxy Statement by reference. The following documents have also been filed with the Securities and Exchange Commission (the "SEC") and are incorporated in this Prospectus/Proxy Statement by reference:

      - The Prospectus of the Global Equity Fund dated March 1, 2000, as supplemented on June 5, 2000, June 23, 2000 and August 1, 2000.

      - The Statement of Additional Information of the Global Equity Fund dated March 1, 2000, as supplemented on June 5, 2000, June 23, 2000 and August 21, 2000.

      - The Statement of Additional Information of the Global Utilities Fund dated March 1, 2000, as supplemented on June 5, 2000, June 23, 2000 and August 21, 2000.

      - The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Global Equity Fund dated October 31, 1999.

      - The financial statements included in the Global Equity Fund's Semi-Annual Report to Shareholders dated April 30, 2000.

      - The Statement of Additional Information of the Global Utilities Fund dated November 17, 2000 relating to the Acquisition.

      The Global Equity Fund has previously sent its Annual and Semi-Annual Reports to its shareholders. For a free copy of these Reports or any of the documents listed above, please call 1-800-426-3750 or write to your Fund at One Financial Center, Boston, Massachusetts 02111. You may also obtain many of these documents by accessing our web site at www.libertyfunds.com. Our hearing impaired shareholders may call Liberty Funds Services, Inc. at 1-800-528-6979 if you have special TTD equipment. Text-only versions of all the Global Equity Fund and Global Utilities Fund documents can be viewed online or downloaded from the Edgar database on the SEC's internet site at www.sec.gov. You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by writing the Public Reference Room, U.S. Securities and Exchange Commission, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.

      THE SEC HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THE GLOBAL UTILITIES FUND OR DETERMINED WHETHER THIS PROSPECTUS/PROXY STATEMENT IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      SYNOPSIS

      THE FOLLOWING QUESTIONS AND RESPONSES PROVIDE AN OVERVIEW OF KEY FEATURES OF THE ACQUISITION AND OF THE OTHER MATTERS TO BE CONSIDERED AT THE MEETING AND OF THE INFORMATION CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT. PLEASE REVIEW THE FULL PROSPECTUS/PROXY STATEMENT PRIOR TO CASTING YOUR VOTE, AS THIS SECTION IS ONLY A
      SYNOPSIS OF THE COMPLETE DOCUMENT.

1.    WHAT IS BEING PROPOSED?

      First, the Trustees of the Funds are recommending in Proposal 1 that the Global Utilities Fund acquire the Global Equity Fund. This means that the Global Utilities Fund would acquire all of the assets and liabilities of the Global Equity Fund in exchange for shares of the Global Utilities Fund representing the aggregate net asset value of Global Equity Fund's assets and liabilities. If Proposal 1 is approved, you will receive shares of the Global Utilities Fund with an aggregate net asset value equal to the aggregate net asset value of your Acquired Fund shares as of the day before the closing of the Acquisition. The Acquisition is currently scheduled to take place on or around January 29, 2001.

      In addition, the Trustees of the Global Equity Fund are recommending in Proposal 2 that you vote in favor of eleven nominees for Trustees.

2.    WHY IS THE ACQUISITION BEING PROPOSED?

      The Trustees of the Global Equity Fund recommend approval of the Acquisition because it offers shareholders of the Fund an investment in a fund with similar investment goals and the economies of scale of a larger fund including a reduction in the fees and expenses of the Global Equity Fund. Please review "Reasons for the Acquisition" in Proposal 1 of this Prospectus/Proxy Statement for a full description of the factors considered by the Trustees.

3. WHAT CLASS OF SHARES WILL YOU RECEIVE IN THE GLOBAL UTILITIES FUND IF THE ACQUISITION OCCURS?

      You will receive the same class of shares that you currently own in the Global Equity Fund. The shares will have the same exchange rights and will bear the same contingent deferred sales charges ("CDSCs"), if applicable, as your current shares.

4. HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE GLOBAL EQUITY FUND AND THE GLOBAL UTILITIES FUND COMPARE?

      This table shows the current investment goals and primary investment strategies of each Fund:

      -----------------------------------------------------------------
          THE GLOBAL EQUITY FUND          THE GLOBAL UTILITIES FUND
      -----------------------------------------------------------------
      INVESTMENT GOAL:  The Global     INVESTMENT GOALS:  The Global
      Equity Fund seeks long-term      Utilities Fund seeks long-term
      growth by investing primarily    growth of capital and income
      in global equities.              and current income.
      -----------------------------------------------------------------
      PRIMARY INVESTMENT STRATEGIES:   PRIMARY INVESTMENT STRATEGIES:
      The Global Equity Fund seeks     The Global Utilities Fund
      to achieve its goal as           seeks to achieve its goals as
      follows:                         follows:
      -  The Fund invests at           -  The Fund invests at
         least 65% of total assets        least 65% of its total
         in U.S. and foreign equity       assets in U.S. and foreign
         securities.                      securities of utility
      -  The Fund generally will          companies.
         have exposure to at least     -  The Fund has exposure to
         three countries, including       at least three countries,
         the U.S.                         including the U.S.
      -  The Fund will invest in       -  The Fund invests
         other investment companies.      primarily in stocks of
                                          larger utility companies
                                          with established records.
                                       -  Up to 35% of the Fund's total assets may
                                          be invested in equity securities and
                                          investment-grade debt securities that
                                          are not issued by utility companies.
      -----------------------------------------------------------------

            The current investment policies of the Global Equity Fund and the Global Utilities Fund are similar, except as follows:

      - The Global Equity Fund, unlike the Global Utilities Fund, is permitted to have short securities positions when the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities.

      - The Global Equity Fund is not permitted to invest more than 25% of its total assets in any one industry, while the Global Utilities Fund is permitted to invest without limit in the securities of companies in the public utilities industry.

      - The Global Utilities Fund, unlike the Global Equity Fund, is not permitted to purchase or sell interests in oil, gas or mineral leases, commodities or commodity contracts.

      After the Acquisition, the Global Utilities Fund expects to change its investment program, strategies and policies to invest under normal market conditions at least 50% of its total assets (rather than 65% of its total assets currently) in U.S. and foreign securities of utility companies. The Fund's investment advisor intends to diversify the Fund's investments among a number of developed countries and market sectors and will have exposure to at least three countries, including the U.S. After the Acquisition, up to 50% of the Global Utilities Fund's total assets (rather than 65% of its total assets currently) may be invested in equity securities and investment-grade debt securities that are not issued by utility companies.

      In addition, as described in "Proposal 1 - Information about the New Management Agreement," the shareholders of the Global Utilities Fund will meet to vote on a new management agreement between the Fund and Newport Fund Management, Inc. Please see that section for a description of the New Management Agreement and the management of the Global Utilities Fund after the Acquisition.

5. HOW DO THE MANAGEMENT FEES AND EXPENSES OF THE FUNDS COMPARE AND WHAT ARE THEY ESTIMATED TO BE FOLLOWING THE ACQUISITION?

      The following tables allow you to compare the sales charges and management fees and expenses of the Global Equity Fund and the Global Utilities Fund and to analyze the estimated expenses that Stein Roe & Farnham Incorporated ("Stein Roe"), the Global Utilities Fund's investment advisor, expects the combined fund to bear in the first year following the Acquisition. Sales charges are paid directly by shareholders to Liberty Funds Distributor, Inc., each Fund's distributor. Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees, 12b-1 fees and administrative costs, including pricing and custody services. The Annual Fund Operating Expenses shown in the table below represent expenses incurred by each Fund for its last fiscal year ended October 31, 1999.



SHAREHOLDER FEES(1)
(paid directly from your investment)

                         GLOBAL EQUITY FUND       GLOBAL UTILITIES FUND
                       -----------------------    ---------------------
                       CLASS    CLASS    CLASS    CLASS  CLASS   CLASS
                         A        B        C        A      B       C
Maximum sales charge
(load) on purchases
(%) (as a percentage
of the offering price)  5.75     0.00     0.00    5.75    0.00    0.00
--------------------------------------------------------------- --------
Maximum deferred
sales charge (load)
on redemptions (%)
(as a percentage of
the lesser of
purchase price or
redemption price)      1.00(2)   5.00     1.00    1.00(2) 5.00    1.00
--------------------------------------------------------------- --------
Redemption fee (%)
(as a percentage of
amount redeemed, if
applicable)             (3)      (3)      (3)      (3)    (3)     (3)

--------

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3)  There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES
(deducted directly from Fund assets)

                       GLOBAL EQUITY FUND   GLOBAL UTILITIES FUND
                       -------------------  ---------------------
                       CLASS  CLASS  CLASS  CLASS  CLASS  CLASS

                         A      B      C      A      B      C
Management fee(4) (%)   0.95   0.95   0.95  0.65    0.65   0.65
-----------------------------------------------------------------
Distribution and
service (12b-1) fees
(%)                     0.25   1.00   1.00  0.25    1.00   1.00
-----------------------------------------------------------------
Other expenses (%)      0.55   0.55   0.55  0.42    0.42   0.42
-----------------------------------------------------------------
Total annual fund
operating expenses(4)
(%)                     1.75   2.50   2.50  1.32    2.07   2.07

                            GLOBAL UTILITIES FUND
                         ---------------------------
                            (PRO FORMA COMBINED)
                         CLASS A   CLASS B   CLASS C
Management fee (%)         0.65      0.65      0.65
------------------------------------------------------
Distribution and
service (12b-1) fees       0.25      1.00      1.00
(%)
------------------------------------------------------
Other expenses (%)         0.42      0.42      0.42
------------------------------------------------------
Total annual fund
operating expenses (%)     1.32      2.07      2.07

--------

(4) The Global Equity Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.40%. As a result, the actual management fee for each share class would be 0.85% and total annual fund operating expenses for Class A, B and C shares would be 1.65%, 2.40% and 2.40%, respectively. This arrangement may be modified or terminated by the advisor at any time.


EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in the Global Equity Fund and the Global Utilities Fund currently with the cost of investing in the combined fund on a pro forma basis and also allows you to compare this with the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

      -     $10,000 initial investment

      -     5% total return for each year

      -     Each Fund's operating expenses remain the same

      -     Assumes reinvestment of all dividends and distributions

      -     Assumes Class B shares convert to Class A shares after eight years

EXAMPLE EXPENSES
(your actual costs may be higher or lower)

                            1 YEAR      3 YEARS     5 YEARS    10 YEARS
                            ------      -------     -------    --------
GLOBAL EQUITY FUND
Class A                      $743       $1,094      $1,469      $2,519
Class B: did not sell
         your shares         $253        $779       $1,331      $2,652
         Sold all your
         Shares at end of
         period              $753       $1,079      $1,531      $2,652
Class C: did not sell
         your shares         $253        $779       $1,331      $2,836
         Sold all your
         shares at end of
         period              $353        $779       $1,331      $2,836

GLOBAL UTILITIES FUND
Class A                      $702        $969       $1,257      $2,074
Class B: did not sell
         your shares         $210        $649       $1,114      $2,208
         sold all your
         shares at end of
         period              $710        $949       $1,314      $2,208
Class C: did not sell
         your shares         $210        $649       $1,114      $2,400
         sold all your
         shares at end of
         period              $310        $649       $1,114      $2,400

GLOBAL UTILITIES FUND
(pro forma combined)
Class A                      $702        $969       $1,257      $2,074
Class B: did not sell
         your shares         $210        $649       $1,114      $2,208
         sold all your
         shares at end of
         period              $710        $949       $1,314      $2,208

Class C: did not sell your shares            $210     $649     $1,114     $2,400
         sold all your
         shares at end of period             $310     $649     $1,114     $2,400

Significant assumptions underlying the pro forma Annual Fund Operating Expenses and Example Expenses are as follows: (1) the current contractual agreements will remain in place; (2) certain fixed costs involved in operating the Global Equity Fund are eliminated; and (3) expense ratios are based on pro forma combined average net assets for the twelve months ended April 30, 2000.

6. WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF THE ACQUISITION?

      The Acquisition is expected to be tax free to you for federal income tax purposes. This means that no gain or loss will be recognized by the Global Equity Fund or its shareholders as a result of the Acquisition.

      The cost basis and holding period of your Global Equity Fund shares are expected to carry over to your new shares in the Global Utilities Fund.

PROPOSAL 1 - ACQUISITION OF THE LIBERTY NEWPORT GLOBAL EQUITY FUND BY THE
             LIBERTY NEWPORT GLOBAL UTILITIES FUND

THE PROPOSAL

     You are being asked to approve the Agreement and Plan of Reorganization dated October 26, 2000. A form of Agreement and Plan of Reorganization is attached as Appendix A to the Prospectus/Proxy Statement. By approving the Agreement and Plan of Reorganization, you are also approving the Acquisition of the Global Equity Fund by the Global Utilities Fund under the Agreement and Plan of Reorganization.

PRINCIPAL INVESTMENT RISKS

WHAT ARE THE PRINCIPAL INVESTMENT RISKS OF THE GLOBAL UTILITIES FUND, AND HOW DO THEY COMPARE WITH THE GLOBAL EQUITY FUND?

Because the Funds have similar goals and strategies, the potential risks associated with each Fund are similar. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time. Please see the enclosed Prospectus of the Global Utilities Fund for a description of the current principal investment risks of the Fund, and please review the risks relating to investments in utilities, which are much more pronounced in the Global Utilities Fund, as presently constituted, than in the Global Equity Fund. After the Acquisition, the Global Utilities Fund plans to changes its name to "Liberty Newport Global Equity Fund." The Global Utilities Fund also expects to change its investment strategies to become a diversified fund rather than a non-diversified fund and to change the requirement to invest more than 65% in the utilities sector to investing at least 50% in the utilities sector.


INFORMATION ABOUT THE ACQUISITION

TERMS OF THE AGREEMENT AND PLAN OF REORGANIZATION

     If approved by the shareholders of the Global Equity Fund, the Acquisition is expected to occur on or around January 29, 2001, under the Agreement and Plan of Reorganization attached as Appendix A to this combined Prospectus/Proxy Statement. Please review Appendix A. The following is a brief summary of the principal terms of the Agreement and Plan of Reorganization:

      - The Global Equity Fund will transfer all of the assets and liabilities attributable to each class of shares of the Global Equity Fund to the Global Utilities Fund in exchange for shares of the same class of the Global Utilities Fund with an aggregate net asset value equal to the net value of the transferred assets and liabilities.

      - The Acquisition will occur on the next business day after the time (currently scheduled to be 4:00 p.m. Eastern Time on January 26, 2001 or such other date and time as the parties may determine) when the assets of each Fund are valued for purposes of the Acquisition (the "Valuation Date").

      - The shares of each class of the Global Utilities Fund received by the Global Equity Fund will be distributed to the shareholders of the same class of the Global Equity Fund pro rata in accordance with their percentage ownership of each class of the Global Equity Fund in full liquidation of the Global Equity Fund.

      - After the Acquisition, the Global Equity Fund will be terminated, and its affairs will be wound up in an orderly fashion.

      - The Acquisition requires approval by the Global Equity Fund's shareholders and satisfaction of a number of other conditions; the Acquisition may be terminated at any time with the approval of the Trustees of both Funds.

      A shareholder who objects to the Acquisition will not be entitled under Massachusetts law or the Declaration of Trust (the "Declaration") to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Acquisition as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Acquisition is consummated, shareholders will be free to redeem the shares which they receive in the transaction at their then-current net asset value. In addition, shares may be redeemed at any time prior to the consummation of the Acquisition.


SHARES YOU WILL RECEIVE

      If the Acquisition occurs, you will receive shares in the Global Utilities Fund of the same class as the shares that you currently own in the Global Equity Fund. In comparison to the shares you currently own, the shares you receive will have the following characteristics:

      - They will have an aggregate net asset value equal to the aggregate net asset value of your current shares as of the business day before the closing of the Acquisition.

      - If applicable, your Global Utilities Fund shares will bear the same sales charges, redemption fees and CDSCs as your current shares, but for purposes of determining the CDSC applicable to any redemption, the new shares will continue to age from the date you purchased your Global Equity Fund shares.

      - The procedures for purchasing and redeeming your shares will not change as a result of the Acquisition.

      -     You will have the same exchange options as you currently have.

      - You will have the same voting rights as you currently have, but as a shareholder of the Global Utilities Fund.

REASONS FOR THE ACQUISITION

      The Trustees of each Trust, including all Trustees who are not "interested persons" of the Trust, have determined that the Acquisition would be in the best interests of each Fund's shareholders. The Trustees have unanimously approved the Acquisition and recommend that you vote in favor of the Acquisition by approving the Agreement and Plan of Reorganization attached as Appendix A to this Prospectus/Proxy Statement.

      The Acquisition is one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial Companies, Inc. ("Liberty Financial"), the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining and rationalizing the product offerings of the Liberty and Stein Roe Funds, reducing fund expense ratios by creating larger, more efficient funds and permitting the Liberty Financial organization to focus its portfolio management resources on a more focused group of portfolios.

      In proposing the Acquisition, Liberty Financial presented to the Trustees the following reasons for the Global Equity Fund to enter into the Acquisition:

      - The Acquisition is expected to create a larger fund with similar investment goals and strategies to the Global Equity Fund, but with lower operating expenses as a percentage of fund assets. This expense ratio reduction would benefit Global Equity Fund shareholders, since operating expenses are paid by the fund and reduce the investment return to fund shareholders. Although, as explained below, it is not possible to predict future expense ratios with certainty, information provided to the Trustees by Liberty Financial indicated that, based on the assets of the Global Equity and Global Utilities Funds on July 31, 2000 and the Funds' current expense structures, the Global Utilities Fund's annualized expense ratio (excluding 12b-1 fees) immediately after the Acquisition would be about 0.47% lower than the Global Equity Fund's current expense ratio (for example, for Class A shares, a 1.09% expense ratio for the Global Utilities Fund, as compared to 1.56% for the Global Equity Fund if the limitation were discontinued and 1.40% if it continued). Note that the 12b-1 fees on Classes A, B and C on each Fund are 0.25%, 1.00% and 1.00%, respectively.

      - The Acquisition is intended to permit the Global Equity Fund's shareholders to exchange their investment for an investment in the Global Utilities Fund without recognizing gain or loss for federal income tax purposes. By contrast, if a Global Equity Fund shareholder redeemed his or her shares to invest in another fund, like the Global Utilities Fund, the transaction would likely be a taxable event for such shareholder. Similarly, if the Global Equity Fund were liquidated or reorganized in a taxable transaction, the transaction would likely be a taxable event for the Fund's shareholders. After the Acquisition, shareholders may redeem any or all of their Global Utilities Fund shares at net asset value (subject to any applicable CDSC) at any time, at which point they would recognize a taxable gain or loss.

      In reviewing the Acquisition, the Trustees also considered the increase for Global Equity Fund shareholders in the combined fund's utilities holdings immediately after the Acquisition and the change in investment program for Global Utilities Fund shareholders as a result of the Acquisition.

     The projected post-Acquisition expense reductions presented above are based upon numerous material assumptions, including that: (1) the current contractual agreements will remain in place; and (2) certain fixed costs involved in operating the Global Equity Fund are eliminated. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors, including the future level of fund assets, many of which factors are beyond the control of the Global Utilities Fund or Liberty Financial.

      In addition, the Trustees considered the relative Fund performance results which are based on the factors and assumptions set forth below under Performance Information. No assurance can be given that the Global Utilities Fund will achieve any particular level of performance after the Acquisition.

     If the Acquisition does not occur, Liberty Financial has indicated that it may recommend to the Trustees that the Global Equity Fund be liquidated.

INFORMATION ABOUT THE PROPOSED NEW MANAGEMENT AGREEMENT

     Subject to the approval of the existing shareholders of the Global Utilities Fund, which will be sought in a separate proxy statement, the Global Utilities Fund will enter into a new management agreement (the "New Management Agreement") with Newport Fund Management, Inc. ("Newport"). The new management agreement is expected to take effect on or about the date of the Acquisition.

     Under the New Management Agreement, the current portfolio managers of the Global Utilities Fund, each of whom is currently a dual employee of Stein Roe & Farnham Incorporated ("Stein Roe") and Newport, will continue to manage the Fund. The current management and administration fees payable by the Global Utilities Fund will not change pursuant to the New Management Agreement, and the terms of the New Management Agreement will be the same as the terms of the current management agreement between the Fund and Stein Roe, except that the effective and termination dates will change and Newport will serve as the investment advisor instead of Stein Roe. If the New Management Agreement is not approved, the current portfolio managers of the Global Utilities Fund will continue to manage the Fund and will remain dual employees of Stein Roe and Newport.

     Newport is located at 580 California Street, Suite 1960, San Francisco, California 94104. Newport is a direct majority-owned subsidiary of Newport Pacific Management, Inc. ("Newport Pacific"), 580 California Street, San Francisco, CA 94104. Newport Pacific is a direct wholly-owned subsidiary of Liberty Newport Holdings, Limited ("Liberty Newport"), which in turn is a direct wholly-owned subsidiary of Liberty Financial, which in turn is a direct majority owned subsidiary of Liberty Corporate Holdings, Inc., ("LCH") which in turn is a direct wholly-owned subsidiary of LFC Holdings, Inc., which in turn is a direct wholly-owned subsidiary of Liberty Mutual Equity Corporation, which in turn is a direct wholly-owned subsidiary of Liberty Mutual Insurance Company ("Liberty Mutual"). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S. Liberty Financial's address is 600 Atlantic Avenue, Boston, MA 02210. Liberty Mutual's address is 175 Berkeley Street, Boston, MA 02117. As of August 31, 2000, Newport managed
$2.1 billion in assets.

PERFORMANCE INFORMATION

      The charts below show the percentage gain or loss in each calendar year for the period ending December 31, 1999 since inception, for the Class A shares of the Global Utilities Fund and the Class A shares of the Global Equity Fund. They should give you a general idea of how each Fund's return has varied from year-to-year. The graphs include the effects of Fund expenses, but not sales charges (if applicable to the Fund's shares). Returns would be lower if any applicable sales charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time.

      Additional discussion of the manner of calculation of total return is contained in each Fund's respective Prospectus and Statement of Additional Information, which are incorporated by reference in this Prospectus/Proxy Statement.

GLOBAL EQUITY FUND

------------------------------------------------------------------------------
        1990   1991   1992  1993   1994   1995    1996   1997   1998    1999
------------------------------------------------------------------------------
------------------------------------------------------------------------------
40%
------------------------------------------------------------------------------
                            35.20%
------------------------------------------------------------------------------
35%
------------------------------------------------------------------------------

------------------------------------------------------------------------------
30%
------------------------------------------------------------------------------

------------------------------------------------------------------------------
25%
------------------------------------------------------------------------------

------------------------------------------------------------------------------
20%
------------------------------------------------------------------------------
                                          16.45%  19.03%        17.12%  15.84%
------------------------------------------------------------------------------
15%
------------------------------------------------------------------------------
                                                         14.55%
------------------------------------------------------------------------------
10%
------------------------------------------------------------------------------

------------------------------------------------------------------------------
5%
------------------------------------------------------------------------------

------------------------------------------------------------------------------
0%
------------------------------------------------------------------------------
                                   -1.62%
------------------------------------------------------------------------------
-5%
------------------------------------------------------------------------------

The Fund's year-to-date total             For period shown in bar chart:
return through September 30, 2000         Best quarter:  Fourth quarter
was -8.47%.                               1998, +17.77%
                                          Worst quarter:  Third quarter
                                          1998, -14.74%

GLOBAL UTILITIES FUND

---------------------------------------------------------------------------
        1990   1991   1992  1993   1994   1995  1996   1997   1998   1999
---------------------------------------------------------------------------
---------------------------------------------------------------------------
30%
---------------------------------------------------------------------------
                                                                     26.87%
---------------------------------------------------------------------------
25%
---------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                 22.46%
---------------------------------------------------------------------------------------
20%
---------------------------------------------------------------------------------------
                              15.04%            18.05%                    17.44%
---------------------------------------------------------------------------------------
15%
---------------------------------------------------------------------------------------
                      10.36%                            12.69%
---------------------------------------------------------------------------------------
10%
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
5%
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
0%
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
-5%
---------------------------------------------------------------------------------------
                                       -6.85%
---------------------------------------------------------------------------------------
-10%
---------------------------------------------------------------------------------------

The Fund's year-to-date total             For period shown in bar chart:
return through September 30, 2000         Best quarter:  Fourth quarter
was -5.00%.                               1999, +25.44%
                                          Worst quarter:  Third quarter
                                          1998, -7.41%

      The next table lists each Fund's average annual total return for each class of its shares for the one-year, five-year and ten-year periods ending December 31, 1999, or for the life of the Fund through December 31, 1999, if shorter, as the case may be, including the applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Funds. At the bottom of each table, you can compare the Funds' performance with one or more indices or averages.

GLOBAL EQUITY FUND*


                                1 YEAR    5 YEARS   10 YEARS  LIFE OF FUND

Class A (%)                        9.18    15.21      N/A         13.40
---------------------------------------------------------------------------
Class B (%)                        9.98    15.45      N/A         13.38
---------------------------------------------------------------------------
Class C (%)                       13.96    15.68(1)   N/A         13.38(1)
---------------------------------------------------------------------------
MSCI Index (%)                    27.26    19.01      N/A         15.55(2)
---------------------------------------------------------------------------
Lipper Global Average (%)         33.68    18.40      N/A         15.73(2)


GLOBAL UTILITIES FUND +


                                1 YEAR    5 YEARS   10 YEARS  LIFE OF FUND

Class A (%)                        19.57    18.00     N/A         13.54
---------------------------------------------------------------------------
Class B (%)                        20.85    20.54(3)  N/A         13.86(3)
---------------------------------------------------------------------------
Class C (%)                        24.84    18.54(3)  N/A         13.86(3)
---------------------------------------------------------------------------
MSCI Index ND (%)                  24.93    19.76     N/A         14.77(4)
---------------------------------------------------------------------------
S&P Index (%)                      (8.88)   13.66     N/A         10.72(4)
---------------------------------------------------------------------------
Lipper Average (%)                 14.53    18.83     N/A         13.47(4)

* The Global Equity Fund's return is compared to the Morgan Stanley Capital International World (GDP) Index ("MSCI Index"), an unmanaged index that tracks the performance of global stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Global Equity Fund's return is also compared to the average return of the funds included in the Lipper Global Funds category average ("Lipper Global Average"). This Lipper Global Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Global Average.

+ The Global Utilities Fund's return is compared to the Morgan Stanley Capital International World Index ND ("MSCI Index ND"), an unmanaged index that tracks the performance of global stocks. The Global Utilities Fund's return is also compared to the Standard & Poor's Utilities Index ("S&P Index"), an unmanaged index that tracks the performance of domestic utility stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Global Utilities Fund's return is also compared to the average return of the funds included in the Lipper Utility Fund category average ("Lipper Average"). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Global Utilities Fund. Sales charges are not reflected in the Lipper Average.

(1) Class C is a newer class of shares. Its performance information includes returns of the Global Equity Fund's Class B shares (the oldest existing fund class with similar cost structure) for periods prior to the inception of the newer class of shares. The Class B share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class B shares and the newer class of shares. Class A shares were initially offered on June 8, 1992, Class B shares were initially offered on June 8, 1992, and Class C shares were initially offered on August 1, 1997.

(2)  Performance information is from June 30, 1992.

(3) Class B and Class C are newer classes of shares. Their performance information includes returns of the Global Utilities Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. These Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on October 15, 1991, Class B shares were initially offered on March 27, 1995 and Class C shares were initially offered on March 27, 1995.

(4)  Performance information is from October 31, 1991.


FEDERAL INCOME TAX CONSEQUENCES

      The Acquisition is intended to be a tax-free reorganization. The closing of the Acquisition will be conditioned on receipt of an opinion from Ropes & Gray to the effect that, on the basis of existing law under specified sections of the Internal Revenue Code of 1986, as amended (the "Code"), for federal income tax purposes:

      - under Section 361 or Section 354 of the Code, respectively, no gain or loss will be recognized by the Global Equity Fund or the shareholders of the Global Equity Fund as a result of the Acquisition;

      - under Section 358 of the Code, the tax basis of the Global Utilities Fund shares you receive will be the same, in the aggregate, as the aggregate tax basis of your Global Equity Fund shares;

      - under Section 1223(1) of the Code, your holding period for the Global Utilities Fund shares you receive will include the holding period for your

            Global Equity Fund shares if you hold Global Equity Fund shares as a capital asset;

      - under Section 1032 of the Code, no gain or loss will be recognized by the Global Utilities Fund as a result of the Acquisition;

      - under Section 362(b) of the Code, the Global Utilities Fund's tax basis in the assets that the Global Utilities Fund receives from the Global Equity Fund will be the same as the Global Equity Fund's basis in such assets; and

      - under Section 1223(2) of the Code, the Global Utilities Fund's holding period in such assets will include the Global Equity Fund's holding period in such assets.

      The opinion will be based on certain factual certifications made by officers of the Board of Trustees of Trust III. The opinion is not a guarantee that the tax consequences of the Acquisition will be as described above. Prior to the closing of the Acquisition, the Global Equity Fund and the Global Utilities Fund will each distribute to their shareholders all of their respective investment company taxable income and net realized capital gains, which have not previously been distributed to shareholders. Such distributions will be taxable to the Global Equity Fund's shareholders.

      This description of the federal income tax consequences of the Acquisition does not take into account your particular facts and circumstances. Consult your own tax advisor about the effect of state, local, foreign, and other tax laws.

THE TRUSTEES OF THE GLOBAL EQUITY FUND UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

      The Declaration establishing the Board of Trustees of Trust III provides that any series of the Board of Trustees of Trust III (such as the Global Equity Fund) may be terminated by a two-thirds vote of the series' shares or by notice from the Trustees to the shareholders. The Trust believes that, under this provision, no shareholder vote is required to approve the Acquisition, although the provision could also be interpreted to require a two-thirds vote, if the Acquisition is submitted for shareholder approval. The Declaration also provides that it may be amended by the Trustees, upon majority vote of the shareholders of the affected series. To eliminate any uncertainty about whether any shareholder vote is required to approve the Acquisition, the Trustees will consider any vote in favor of the Acquisition to be a vote in favor of amending the Declaration to provide that the Global Equity Fund may be terminated by majority vote of the Global Equity Fund's shares entitled to vote (or by Trustee notice to shareholders), and will so amend the Declaration if a majority of the Global Equity Fund's shareholders entitled to vote on the proposal vote in favor of such proposal.

REQUIRED VOTE FOR PROPOSAL 1

      Approval of the Agreement and Plan of Reorganization dated October 26, 2000 between Trust III on behalf of the Global Equity Fund, Trust III on behalf of the Global Utilities Fund, and Liberty Financial Companies, Inc. will require the affirmative vote of a majority of the shares of the Global Equity Fund outstanding at the record date for the Meeting.


PROPOSAL 2 -- ELECTION OF TRUSTEES

THE PROPOSAL

      You are being asked to approve the election of four new members as well as seven of the currently serving members of the Board of Trustees of Trust III, of which the Global Equity Fund is a series. All of the nominees listed below, except for the proposed four new members (Ms. Kelly and Messrs. Hacker, Nelson and Theobald), are currently members of the Board of Trustees of Trust III, as well as nine Liberty closed-end funds and seven (or, in the case of Messrs. Lowry, Mayer and Neuhauser, eight) other Liberty open-end trusts (collectively, the "Liberty Mutual Funds"), and have served in that capacity continuously since originally elected or appointed. All of the currently serving members, other than Mr. Palombo, have been previously elected by the shareholders of Trust III. The proposed four new members currently serve on the Board of Trustees of two Stein Roe closed-end funds and seven Stein Roe open-end trusts, and were recommended for election as Trustees of the Liberty Mutual Funds by the Board of Trustees at a meeting held on October 25, 2000. Each of the nominees elected will serve as a Trustee of Trust III until the next meeting of shareholders of Trust III called for the purpose of electing a Board of Trustees, and until a successor is elected and qualified or until death, retirement, resignation or removal.

      Currently, two different boards of trustees are responsible for overseeing substantially all of the Liberty and Stein Roe Funds. Liberty Financial and Trust III's Trustees have agreed that shareholder interests can more effectively be represented by a single board with responsibility for overseeing substantially all of the Liberty and Stein Roe Funds. Creation of a single, consolidated board should also provide certain administrative efficiencies and potential future cost savings for both the Liberty and Stein Roe Funds and Liberty Financial. The nominees listed below will be the members of the single, consolidated Board of Trustees. The persons named in the enclosed proxy card intend to vote at the Meeting in favor of the election of the nominees named below as Trustees of Trust III (if so instructed). If any nominee listed below becomes unavailable for election, the enclosed proxy card may be voted for a substitute nominee in the discretion of the proxy holder(s).

INFORMATION ABOUT THE NOMINEES

      Set forth below is information concerning each of the nominees.



NOMINEE NAME &           PRINCIPAL OCCUPATION(1) AND
AGE                      DIRECTORSHIPS
                                                                TRUSTEE SINCE
--------------------     ---------------------------            -------------
Douglas A. Hacker        Executive Vice President and            New nominee
(43)                     Chief Financial Officer of
                         UAL, Inc. (airline) since
                         July 1999; Senior Vice
                         President and Chief
                         Financial Officer of UAL,
                         Inc. prior thereto.

Janet Langford Kelly     Executive Vice                          New nominee
(41)                     President--Corporate
                         Development, General
                         Counsel, and Secretary of
                         Kellogg Company since
                         September 1999; Senior Vice
                         President, Secretary and
                         General Counsel of Sara Lee
                         Corporation (branded,
                         packaged, consumer-products
                         manufacturer) from 1995 to
                         August 1999; partner at
                         Sidley & Austin (law firm)
                         prior thereto.

Richard W. Lowry         Private Investor since                     1995
(64)                     August 1987. (Formerly
                         Chairman and Chief Executive
                         Officer of U.S. Plywood
                         Corporation from August 1985
                         to August 1987.)

Salvatore Macera         Private Investor. (Formerly                1998
(69)                     Executive Vice President and
                         Director of Itek Corporation
                         (electronics) from 1975 to
                         1981.)

William E. Mayer(2)      Partner, Park Avenue Equity                1994
(60)                     Partners (venture capital);
                         Director, Johns Manville;
                         Director, Lee Enterprises;
                         Director, WR Hambrecht & Co.
                         (Formerly Dean, College of
                         Business and Management,
                         University of Maryland, from
                         October 1992 to November
                         1996.)

John J. Neuhauser        Academic Vice President and                1985
(57)                     Dean of Faculties, Boston
                         College, since August 1999.
                         (Formerly Dean, Boston
                         College School of Management,
                         from September 1977 to
                         September 1999.)

Charles Nelson           Van Voorhis Professor of                New nominee
(57)                     Political Economy of the
                         University of Washington.

Joseph R. Palombo(3)     Vice President of the Stein                2000
(47)                     Roe Mutual Funds since April
                         1999; Executive Vice
                         President and Director of
                         Colonial Management
                         Associates, Inc. and Stein
                         Roe & Farnham Incorporated
                         since April 1999; Executive
                         Vice President and Chief
                         Administrative Officer of
                         Liberty Funds Group LLC
                         since April 1999. (Formerly
                         Chief Operating Officer,
                         Putnam Mutual Funds, from
                         1994 to 1998.)

Thomas E. Stitzel        Business Consultant;                       1998
(64)                     Chartered Financial Analyst.
                         (Formerly Professor of
                         Finance, from 1975 to 1999,
                         and Dean, from 1977 to 1991,
                         College of Business, Boise
                         State University.)

Thomas C. Theobald       Managing Director, William              New nominee
(62)                     Blair Capital Partners
                         (private equity investing)
                         since 1994; Chief Executive
                         Officer and Chairman of the
                         Board of Directors of
                         Continental Bank Corporation
                         from 1987 to 1994.

Anne-Lee Verville        Consultant. (Formerly                      1998
(54)                     General Manager, Global
                         Education Industry, from
                         1994 to 1997, and President,
                         Applications Solutions
                         Division, IBM Corporation
                         (global education and global
                         applications), from 1991 to
                         1994.)

---------------------------

(1) Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.

(2) Mr. Mayer is not affiliated with Liberty Financial, but is an "interested person," as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), because of his affiliation with WR Hambrecht & Co. (a registered broker-dealer).

(3) Mr. Palombo is an "interested person," as defined in the 1940 Act, because of his affiliation with Liberty Financial.

TRUSTEES' COMPENSATION

      The members of the Board of Trustees will serve as Trustees of the Liberty and Stein Roe Funds, for which service each Trustee, except for Mr. Palombo, will receive an annual retainer of $45,000, and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. The Board of Trustees is expected to hold six regular joint meetings each year. Committee chairs will receive an additional annual retainer of $5,000, and receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members will receive an additional annual retainer of $1,000, and receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustees' fees are allocated among the Liberty and Stein Roe Funds based on each Fund's relative net assets, and one-third of the fees is divided equally among the Liberty and Stein Roe Funds.

     The Liberty Mutual Funds do not currently provide pension or retirement plan benefits to the Trustees. However, certain Trustees currently serving on the Board of Trustees of the Liberty Trusts who are not continuing on the combined Board of Trustees of the Liberty and Stein Roe Funds will receive payments at an annual rate equal to their 1999 Trustee compensation for the lesser of two years or until the date they would otherwise have retired at age
72. These payments will be made quarterly, beginning in 2001. Liberty Financial and the Liberty Mutual Funds will each bear one-half of the cost of the payments; the Liberty Mutual Funds' portion of the payments will be allocated among the Liberty Mutual Funds based on each fund's share of the Trustee fees for 2000.

     Further information concerning the Trustees' compensation is included in Appendix B.

MEETINGS AND CERTAIN COMMITTEES

     Composition. The current Board of Trustees of the Liberty Mutual Funds consists of two interested and nine non-interested Trustees. Mr. Mayer is not affiliated with Liberty Financial or any of its affiliates, but is considered interested as a result of his affiliation with a broker-dealer.

     Audit Committee. The Audit Committee of the Liberty Mutual Funds, consisting of Ms. Verville (Chairperson) and Messrs. Bleasdale, Grinnell, Lowry, Macera and Moody, all of whom are non-interested Trustees, recommends to the Board of Trustees the independent accountants to serve as auditors, reviews with the independent accountants the results of the auditing engagement and internal accounting procedures and considers the independence of the independent accountants, the range of their audit services and their fees.

     Compensation Committee. The Compensation Committee of the Liberty Mutual Funds, consisting of Messrs. Neuhauser (Chairman), Grinnell and Stitzel and Ms. Collins, all of whom are non-interested Trustees, reviews compensation of the Board of Trustees.

     Governance Committee. The Governance Committee of the Liberty Mutual Funds, consisting of Messrs. Bleasdale (Chairman), Lowry, Mayer and Moody and Ms. Verville, all of whom are non-interested Trustees, except for Mr. Mayer (Mr. Mayer is interested as a result of his affiliation with a broker-dealer, but is not affiliated with Liberty Financial or any of its affiliates), recommends to the Board of Trustees, among other things, nominees for trustee and for appointments to various committees. The Committee will consider candidates for trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee in care of the Global Equity Fund.

     Record of Board and Committee Meetings. During the fiscal year ended October 31, 2000, the Board of Trustees of Trust III (excluding Liberty Federal Securities Fund which has a different fiscal year end) held six meetings, the Audit Committee held four meetings, the Compensation Committee held one meeting, and the Governance Committee held five meetings.

      During the most recently completed fiscal year, each of the current Trustees attended more than 75% of the meetings of the Board of Trustees and the committees of which such Trustee is a member.

THE BOARD OF TRUSTEES RECOMMENDS THAT THE SHAREHOLDERS OF THE BOARD OF TRUSTEES OF TRUST III VOTE FOR PROPOSAL 2.

REQUIRED VOTE FOR PROPOSAL 2

      A plurality of the votes cast at the Meeting, if a quorum is represented, is required for the election of each Trustee to the Board of Trustees of the Board of Trustees of Trust III. Since the number of Trustees has been fixed at eleven, this means that the eleven persons receiving the highest number of votes will be elected.


GENERAL

VOTING INFORMATION

      The Trustees of Trust III are soliciting proxies from the shareholders of the Global Equity Fund in connection with the Meeting, which has been called to be held at 10:00 a.m. Eastern Time on December 19, 2000 at Colonial's offices, One Financial Center, Boston, Massachusetts 02111. The meeting notice, this combined Prospectus/Proxy Statement and proxy cards are being mailed to shareholders beginning on or about November 17, 2000.

INFORMATION ABOUT PROXIES AND THE CONDUCT OF THE MEETING

      Solicitation of Proxies. Proxies will be solicited primarily by mailing this combined Prospectus/Proxy Statement and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of the Global Equity Fund or by employees or agents of Stein Roe & Farnham Incorporated or Colonial and their affiliated companies. In addition, SCC has been engaged to assist in the solicitation of proxies, at an estimated cost of $700,000 total for all of the proposed acquisitions of funds in the Liberty and Stein Roe Fund groups scheduled to take place in January 2001.

VOTING PROCESS

      You can vote in any one of the following five ways:

      a. By mail, by filling out and returning the enclosed proxy card;
      b.    By phone, by calling 1-800-732-3683 and following the instructions;
      c. By internet, by visiting our Web site at www.libertyfunds.com and clicking on "Proxy Voting;"
      d. By fax (not available for all shareholders; refer to enclosed proxy insert); or
      e.    In person at the Meeting.

      Shareholders who owned shares on the record date, September 29, 2000, are entitled to vote at the Meeting. Shareholders are entitled to cast one vote for each share owned on the record date. We encourage you to vote by internet, using the 12-digit or 14-digit "control" number that appears on the enclosed proxy card. Voting by internet will reduce expenses by saving postage costs. If you choose to vote by mail or by fax, and you are an individual account owner, please sign exactly as your name appears on the proxy card. Either owner of a joint account may sign the proxy card, but the signer's name must exactly match the name that appears on the card.

      Costs of Solicitation. The costs of the Meeting, including the costs of soliciting proxies, and the costs of the Acquisition will be borne by the following parties in the following percentages: the Global Utilities Fund __%, the Global Equity Fund __%, Liberty Financial __%.

      Voting and Tabulation of Proxies. Shares represented by duly executed proxies will be voted as instructed on the proxy. If no instructions are given, the proxy will be voted in favor of each Proposal. You can revoke your proxy by sending a signed, written letter of revocation to the Assistant Secretary of the Global Equity Fund, by properly executing and submitting a later-dated proxy or by attending the Meeting and voting in person.

      Votes cast in person or by proxy at the Meeting will be counted by persons appointed by the Global Equity Fund as tellers for the Meeting (the "Tellers"). Thirty percent (30%) of the shares of Global Equity Fund outstanding on the record date, present in person or represented by proxy, constitutes a quorum for the transaction of business by the shareholders of the Global Equity Fund at the Meeting. Shareholders of the Global Equity Fund vote together with the shareholders of the other series of the Board of Trustees of Trust III for the election of Trustees; thirty percent (30%) of the outstanding shares of the Board of Trustees of Trust III constitutes a quorum for voting on the election of Trustees. In determining whether a quorum is present, the Tellers will count shares represented by proxies that reflect abstentions and "broker non-votes" as shares that are present and entitled to vote. Since these shares will be counted as present, but not as voting in favor of any proposal, these shares will have the same effect as if they cast votes against Proposal 1 and will have no effect on the outcome of Proposal 2. "Broker non-votes" are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

      Advisor's, Distributor's and Administrator's Addresses. The address of the Global Equity Fund's investment advisor and the Global Utility Fund's administrator, Colonial Management Associates, Inc., is One Financial Center, Boston, Massachusetts 02111. The address of the Global Utilities Fund's investment advisor, Stein Roe & Farnham Incorporated, is One South Wacker Drive, Chicago, Illinois 60606. The address of each Fund's principal underwriter, Liberty Funds Distributor, Inc., is One Financial Center, Boston, Massachusetts 02111.

      Outstanding Shares and Significant Shareholders. Appendix B to this Prospectus/Proxy Statement lists for the Global Equity Fund and the Board of Trustees of Trust III the total number of shares outstanding as of September 29, 2000, for each class of the shares of the Fund and the Trust entitled to vote at the Meeting. It also lists for the Global Utilities Fund the total number of shares outstanding as of September 29, 2000, for each class of the Fund's shares. It also identifies holders of more than 5% or 25% of any class of shares of each Fund, and contains information about the executive officers and Trustees of the Funds and their shareholdings in the Funds.

     Adjournments; Other Business. If the Global Equity Fund has not received enough votes by the time of the Meeting to approve any Proposal the persons named as proxies may propose that the Meeting be adjourned one or more times to permit further solicitation of proxies. Any adjournment requires the affirmative vote of a majority of the total number of shares of the Global Equity Fund that are present in person or by proxy on the question when the adjournment is being voted on. The persons named as proxies will vote in favor of any such adjournment all proxies that they are entitled to vote in favor of the relevant Proposal (or in favor of any nominee, in the case of Proposal 2). They will vote against any such adjournment any proxy that directs them to vote against the Proposal (or against all nominees, in the case of Proposal 2). They will not vote any proxy that directs them to abstain from voting on the Proposal in question.

      The Meeting has been called to transact any business that properly comes before it. The only business that management of the Global Equity Fund intends to present or knows that others will present is Proposals 1 and 2. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the persons named as proxies intend to vote the proxies in accordance with their judgment, unless the Assistant Secretary of the Global Equity Fund has previously received written contrary instructions from the shareholder entitled to vote the shares.

     Shareholder Proposals at Future Meetings. The Board of Trustees of Trust III, of which the Global Equity Fund is a series, does not hold annual or other regular meetings of shareholders. Shareholder proposals to be presented at any future meeting of shareholders of the Fund or Trust III must be received by the Global Equity Fund or Trust III in writing a reasonable amount of time before the Trust solicits proxies for that meeting, in order to be considered for inclusion in the proxy materials for that meeting.

                                                                     APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION


         THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of October 26, 2000 by and among Liberty Funds Trust III (the "Trust"), a Massachusetts business trust established under a Declaration of Trust dated May 30, 1986, as amended, on behalf of Liberty Newport Global Equity Fund (the "Acquired Fund"), a series of the Trust, Liberty Funds Trust III (the "Acquiring Trust"), a Massachusetts business trust established under a Declaration of Trust dated May 30, 1986, as amended, on behalf of Liberty Newport Global Utilities Fund (the "Acquiring Fund"), a series of the Acquiring Trust, and Liberty Financial Companies, Inc.

         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision. The reorganization will consist of the transfer of all of the assets of the Acquired Fund in exchange solely for Class A, B and C shares of beneficial interest of the Acquiring Fund ("Acquiring Shares") and the assumption by Acquiring Fund of the liabilities of the Acquired Fund (other than certain expenses of the reorganization contemplated hereby) and the distribution of such Acquiring Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

         In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

         1. TRANSFER OF ASSETS OF ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ACQUIRING SHARES AND LIQUIDATION OF ACQUIRED FUND.

         1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

              (a) The Trust, on behalf of the Acquired Fund, will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of the Acquired Fund as set forth in paragraph 1.2.

              (b) The Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date (as defined in paragraph 1.2 hereof) (the "Obligations"), except that expenses of reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraphs 1.5 and 9.2 shall not be assumed or paid by the Acquiring Fund, and

              (c) The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for such assets the number of Acquiring Shares (including fractional shares, if any) determined by dividing the net asset value of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Share, computed in the manner and as of the time and date set forth in paragraph 2.2. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

         1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the closing date provided in paragraph 3.1 (the "Closing Date") and any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date.

         1.3 As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to its shareholders of record ("Acquired Fund Shareholders"), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquiring Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of Acquiring Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquiring Shares in connection with such exchange.

         1.4 With respect to Acquiring Shares distributable pursuant to paragraph 1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquiring Trust will not permit such shareholder to receive Acquiring Share certificates therefor, exchange such Acquiring Shares for shares of other investment companies, effect an account transfer of such Acquiring Shares, or pledge or redeem such Acquiring Shares until the Acquiring Trust has been notified by the Acquired Fund or its agent that such Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

         1.5   [RESERVED]

         1.6 As promptly as possible after the Closing Date, the Acquired Fund shall be terminated pursuant to the provisions of the laws of the Commonwealth of Massachusetts, and, after the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

         2.    VALUATION.

         2.1 For the purpose of paragraph 1, the value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the net asset value computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures set forth in the Declaration of Trust of the Acquiring Trust and the then current prospectus or statement of additional information of the Acquiring Fund, after deduction for the expenses of the reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraphs 1.5, and shall be certified by the Acquired Fund.

         2.2 For the purpose of paragraph 2.1, the net asset value of an Acquiring Share shall be the net asset value per share computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Declaration of Trust of the Acquiring Trust and the then current prospectus or prospectuses and the statement of additional information or statements of additional information of the Acquiring Fund (collectively, as from time to time amended and supplemented, the "Acquiring Fund Prospectus").

         3.    CLOSING AND CLOSING DATE.

         3.1 The Closing Date shall be on January 29, 2001, or on such other date as the parties may agree in writing. The Closing shall be held at 9:00 a.m. at the offices of Colonial Management Associates, Inc., One Financial Center, Boston, Massachusetts 02111, or at such other time and/or place as the parties may agree.

         3.2 The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to The Chase Manhattan Bank, as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4 or Rule 17f-5, as the case may be, under the Investment Company Act of 1940 (the "1940 Act") and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "The Chase Manhattan Bank, custodian for Acquiring Fund."

         3.3 In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Date, this Agreement may be terminated by either of the Trust or the Acquiring Trust upon the giving of written notice to the other party.

         3.4 At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Secretary or Assistant Secretary of the Trust. The Acquiring Trust will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquiring Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Trust will provide to the Acquired Fund evidence satisfactory to the

               Acquired Fund that such Acquiring Shares have been credited pro rata to open accounts in the names of the Acquired Fund shareholders as provided in paragraph 1.3.

         3.5 At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

         4.    REPRESENTATIONS AND WARRANTIES.

         4.1 The Trust, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Trust and to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

               (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

               (b) The Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Trust and the 1940 Act;

               (c) The Trust is not in violation in any material respect of any provision of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

               (d) The Trust has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

               (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquired Fund, any of its properties or assets, or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

               (f) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments as at and for the two years ended October 31, 1999 of the Acquired Fund, audited by PricewaterhouseCoopers LLP and the statement of assets, the statement of changes in net assets and the schedule of investments for the six months ended April 30, 2000, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since April 30, 2000;

               (g) Since April 30, 2000, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

               (h) By the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

               (i) For all taxable years and all applicable quarters of such years from the date of its inception, the Acquired Fund has met the requirements of subchapter M of the Code, for treatment as a "regulated investment company" within the meaning of Section 851 of the Code. Neither the Trust nor the Acquired Fund has at any time since its inception been liable for nor is now liable for any material excise tax pursuant to Section 852 or 4982 of the Code. The Acquired Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquired Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

               (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest with no par value, of multiple series and classes. All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and (except as set forth in the Acquired Fund's then current prospectus or prospectuses and statement of additional information or statements of additional information (collectively, as amended or supplemented from time to time, the "Acquired Fund Prospectus")),non-assessable by the Acquired Fund and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest of the Acquired Fund are outstanding and none will be outstanding on the Closing Date (except that Class B shares of the Acquired Fund convert automatically into Class A shares, as set forth in the Acquired Fund Prospectus);

               (k) The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund;

               (l) The execution, delivery and performance of this Agreement has been duly authorized by the Trustees of the Trust, and, upon approval thereof by the required majority of the shareholders of the Acquired Fund, this Agreement will constitute the valid and binding obligation of the Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

               (m) The Acquiring Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3; and

               (n) The information provided by the Acquired Fund for use in the Registration Statement and Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto.

               (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

               (p) At the Closing Date, the Trust, on behalf of the Acquired Fund will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of April 30, 2000 referred to in Section 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date.

               (q) At the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain a "diversified company" within the meaning of
                    Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the Acquiring Fund Prospectus, as amended through the Closing Date.

               (r) No registration of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed by the Acquired Fund to the Acquiring Fund.

         4.2 The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants the following to the Trust and to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

               (a) The Acquiring Trust is a business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts;

               (b) The Acquiring Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Acquiring Trust and the 1940 Act;

               (c) The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in such Prospectus or in the registration statement of which it is a part;

               (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

               (e) The Acquiring Trust is not in violation in any material respect of any provisions of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

               (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund or any of its properties or assets. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

               (g) The statement of assets, the statement of operations, the statement of changes in assets and the schedule of investments as at and for the two years ended October 31, 1999 of the Acquiring Fund, audited by Pricewaterhouse-Coopers LLP, and the statement of assets, the statement of changes in net assets and the schedule of investments for the six months ended April 30, 2000, copies of which have been furnished to the Acquired Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such dates and the results of its operations for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since April 30, 2000;

               (h) Since April 30, 2000, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness. For the purposes of this subparagraph (h), changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

               (i) By the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

               (j) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company;

               (k) The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees may authorize from time to time. The outstanding shares of beneficial interest in the Acquiring Fund are, and at the Closing Date will be, divided into Class A shares, Class B shares and Class C shares each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Class B shares which convert to Class A shares after the expiration of a period of time, no options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest in the Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date;

               (l) The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time;

               (m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Trust, and this Agreement constitutes the valid and binding obligation of the Acquiring Trust and the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

               (n) The Acquiring Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class A shares, Class B shares and Class C shares of beneficial interest in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and no shareholder of the Acquiring Trust will have any preemptive right of subscription or purchase in respect thereof; and

               (o) The information to be furnished by the Acquiring Fund for use in the Registration Statement and Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto.

               (p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

         5.  COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

         The Acquiring Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, each hereby covenants and agrees with the other as follows:

         5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

         5.2 The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

         5.3 In connection with the Acquired Fund shareholders' meeting referred to in paragraph 5.2, the Acquired Fund will prepare a Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Acquiring Trust will prepare and file for the registration under the 1933 Act of the Acquiring Shares to be distributed to the Acquired Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

         5.4 The information to be furnished by the Acquired Fund for use in the Registration Statement and the information to be furnished by the Acquiring Fund for use in the Proxy Statement, each as referred to in paragraph 5.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

         5.5 The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

         5.6 Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

         5.7 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or "Blue Sky" laws as it may deem appropriate in order to continue its operations after the Closing Date.

         6.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

               The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Trust and the

               Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

         6.1 The Acquiring Trust, on behalf of the Acquiring Fund, shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Trust and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

         6.2 The Trust shall have received a favorable opinion from Ropes & Gray, counsel to the Acquiring Trust for the transactions contemplated hereby, dated the Closing Date and, in a form satisfactory to the Trust, to the following effect:

               (a) The Acquiring Trust is a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and By-laws of the Acquiring Trust; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Prospectus and Registration Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles; (c) the Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have duly assumed such liabilities;
                    (d) the Acquiring Shares to be issued for transfer to the shareholders of the Acquired Fund as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable Class A shares, Class B shares and Class C shares of beneficial interest in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof; (e) the execution and delivery of this Agreement did not, and the performance by the Acquiring Trust and the Acquiring Fund of their respective obligations hereunder will not, violate the Acquiring Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound; (f) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Trust or the Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or "Blue Sky" laws or such as have been obtained; (g) except as previously disclosed, pursuant to section 4.2(f) above, such counsel does not know of any legal or governmental proceedings relating to the Acquiring Trust or the Acquiring Fund existing on or before the date of mailing of the Prospectus referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required; (h) the Acquiring Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and (i) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Trust or the Acquiring Fund or any of their properties or assets and neither the Acquiring Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

         7.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

               The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

         7.1 The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Trust and dated the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Trust and the Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date;

         7.2 The Acquiring Trust shall have received a favorable opinion from Ropes & Gray, counsel to the Trust, dated the Closing Date and in a form satisfactory to the Acquiring Trust, to the following effect:

               (a) The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has corporate power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust of the Trust; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the Proxy Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund, is the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles; (c) the Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund; (d) the execution and delivery of this Agreement did not, and the performance by the Trust and the Acquired Fund of their respective obligations hereunder will not, violate the Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Trust or the Acquired Fund is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or the Acquired Fund is a party or by which either of them is bound; (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under state securities or "Blue Sky" laws or such as have been obtained; (f) such counsel does not know of any legal or governmental proceedings relating to the Trust or the Acquired Fund existing on or before the date of mailing of the Prospectus referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required; (g) the Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and (h) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquired Fund or any of its properties or assets and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

         7.3   [Reserved}

         7.4 Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income for its taxable years ending on or after October 31, 2000 and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in each of its taxable years ending on or after October 31, 2000 and on or prior to the Closing Date.

         7.5 The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.

         7.6 The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.

         8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

         The respective obligations of the Trust and the Acquiring Trust hereunder are each subject to the further conditions that on or before the Closing Date:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the vote of the required majority of the holders of the outstanding shares of the Acquired Fund of record on the record date for the meeting of its shareholders referred to in paragraph 5.2;

         8.2 On the Closing Date no action, suit or other preceding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby;

         8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state Blue Sky and securities authorities) deemed necessary by the Trust or the Acquiring Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

         8.4 The Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

         8.5 The Trust shall have received a favorable opinion of Ropes & Gray satisfactory to the Trust and the Acquiring Trust shall have received a favorable opinion of Ropes & Gray satisfactory to the Acquiring Trust, each substantially to the effect that, for federal income tax purposes:

               (a) The acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the Acquiring Fund's assumption of the Obligations of the Acquired Fund and issuance of the Acquiring Shares, followed by the distribution by the Acquired Fund of such the Acquiring Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, all as provided in paragraph 1 hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

               (b) No gain or loss will be recognized to the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Shares or (ii) upon the distribution of the Acquiring Shares to the shareholders of the Acquired Fund as contemplated in paragraph 1 hereof;

               (c) No gain or loss will be recognized to the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the assumption of the Obligations and issuance of the Acquiring Shares as contemplated in paragraph 1 hereof;

               (d) The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the transfer, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund;

               (e) The shareholders of the Acquired Fund will recognize no gain or loss upon the exchange of their shares of the Acquired Fund for the Acquiring Shares;

               (f) The tax basis of the Acquiring Shares to be received by each shareholder of the Acquired Fund will be the same in the aggregate as the aggregate tax basis of the shares of the Acquired Fund surrendered in exchange therefor;

               (g) The holding period of the Acquiring Shares to be received by each shareholder of the Acquired Fund will include the period during which the shares of the Acquired Fund surrendered in exchange therefor were held by such shareholder, provided such shares of the Acquired Fund were held as a capital asset on the date of the exchange.

               (h) Acquiring Fund will succeed to and take into account the items of Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

         8.6 At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived jointly by the Board of Trustees of the Trust and the Board of Trustees of the Acquiring Trust if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund and the Acquiring Fund.

         9.    BROKERAGE FEES AND EXPENSES.

         9.1 The Trust, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         9.2 The Acquiring Trust, on behalf of the Acquiring Fund, shall pay all fees paid to governmental authorities for the registration or qualification of the Acquiring Shares. The other expenses of the transactions contemplated by this Agreement shall be borne by the following parties in the percentages indicated: (a) the Trust, on behalf of the Acquired Fund, __%, (b) the Acquiring Trust, on behalf of the Acquiring Fund, __%, and (c) Liberty Financial Companies, Inc. __%.

         10.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

         10.1 The Trust on behalf of the Acquired Fund and the Acquiring Trust on behalf of the Acquiring Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.5, 1.6, 5.4, 9, 10, 13 and 14.

         11.   TERMINATION.

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Trust. In addition, either the Acquiring Trust or the Trust may at its option terminate this Agreement at or prior to the Closing Date because:

               (a) Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date; or

               (b) A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

               (c) If the transactions contemplated by this Agreement have not been substantially completed by May 31, 2001 this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Trust and the Acquiring Trust.

         11.2 If for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.

         12.   AMENDMENTS.

         This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust on behalf of the Acquired Fund and the Acquiring Trust on behalf of the Acquiring Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to paragraph 5.2 no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Shares to be issued to shareholders of the Acquired Fund under this Agreement to the detriment of such shareholders without their further approval.

         13.   NOTICES.

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to: Liberty Funds Trust III, One Financial Center, Boston, MA 02111 attention Secretary.

         14.   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT NON-RECOURSE.

         14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         14.3 This Agreement shall be governed by and construed in accordance with the domestic substantive laws of The Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

         14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         14.5 A copy of the Declaration of Trust of the Trust and the Declaration of Trust of the Acquiring Trust are each on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of either the Trust or the Acquiring Trust shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquired Fund and the Acquiring Fund.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Vice President and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

                                        LIBERTY FUNDS TRUST III,
                                        on behalf of Liberty Newport Global
                                        Equity Fund



                                        By:_____________________________________

                                        Name:___________________________________

                                        Title:__________________________________
ATTEST:
_______________________________________

Name:__________________________________

Title:_________________________________


                                        LIBERTY FUNDS TRUST III,
                                        on behalf of Liberty Newport Global
                                        Utilities Fund



                                        By:_____________________________________

                                        Name:___________________________________

                                        Title:__________________________________

ATTEST:
________________________________________

Name:___________________________________

Title:__________________________________



                                        Solely for purposes of Section 9.2
                                        of the Agreement:

                                        LIBERTY FINANCIAL COMPANIES, INC.



                                        By:_____________________________________

                                        Name:___________________________________

                                        Title:__________________________________

ATTEST:
________________________________________

Name:___________________________________

Title:__________________________________

                                                                      APPENDIX B


FUND INFORMATION

SHARES OUTSTANDING AND ENTITLED TO VOTE OF THE GLOBAL EQUITY FUND AND TRUST III AND SHARES OUTSTANDING OF THE GLOBAL UTILITIES FUND

         For each class of the Global Equity Fund's shares and Trust III's shares entitled to vote at the Meeting, and for each class of the Global Utilities Fund's shares, the number of shares outstanding as of September 29, 2000 was as follows:

-------------------------------------------------------------------------------
                                                   NUMBER OF SHARES OUTSTANDING
        FUND OR TRUST                 CLASS            AND ENTITLED TO VOTE
-------------------------------------------------------------------------------
Global Equity Fund                      A                   3,272,019
-------------------------------------------------------------------------------
                                        B                   4,574,701
-------------------------------------------------------------------------------
                                        C                     142,980
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Trust III                                                 297,008,531
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Global Utilities Fund                   A                  10,348,066
-------------------------------------------------------------------------------
                                        B                     930,888
-------------------------------------------------------------------------------
                                        C                      62,595
-------------------------------------------------------------------------------

OWNERSHIP OF SHARES

       As of September 29, 2000, Trust III believes that the Trustees and officers of the Trust, as a group, owned less than one percent of each class of shares of each Fund and of the Trust as a whole. As of September 29, 2000, the following shareholders of record owned 5% or more of the outstanding shares of the noted class of shares of the noted Fund:

--------------------------------------------------------------------------------------------------------------
                                                                      NUMBER OF
                                                                     OUTSTANDING
                                                                      SHARES OF      PERCENTAGE OF OUTSTANDING
    FUND AND CLASS        NAME AND ADDRESS OF SHAREHOLDER            CLASS OWNED       SHARES OF CLASS OWNED
--------------------------------------------------------------------------------------------------------------

GLOBAL EQUITY FUND
CLASS B
                          Merrill Lynch Pierce Fenner & Smith        579,003.766            12.66%
                          For the Sole Benefit of its Customers
                          Attn: Fund Administration #973D2
                          4800 Deer Lake Drive E. 2nd Floor
                          Jacksonville, FL 32246-6484

CLASS C

                          Raymond James & Assoc., Inc. Custodian      10,370.748             7.27%
                          8248 Sumner Rd.
                          Chardon, OH 44024



GLOBAL UTILITIES FUND
CLASS C
                          Merrill Lynch Pierce Fenner & Smith      62,594.830          17.83%
                          For the Sole Benefit of its Customers
                          Attn: Fund Administration #97F85
                          4800 Deer Lake Drive E. 2nd Floor
                          Jacksonville, FL 32246-6484

OWNERSHIP OF SHARES UPON CONSUMMATION OF ACQUISITION

As of September 29, 2000, the shareholders of record that owned 5% or more of the outstanding shares of the above noted class of shares of the above noted Fund would own the following percentages of the Acquiring Fund upon consummation of the Acquisition:

                                                                  PERCENTAGE OF OUTSTANDING
                                                                    SHARES OF CLASS OWNED
                           NAME AND ADDRESS OF                       UPON CONSUMMATION OF
FUND AND CLASS                 SHAREHOLDER                               ACQUISITION
--------------             -------------------                    -------------------------
GLOBAL EQUITY FUND
CLASS B
                          Merrill Lynch Pierce Fenner & Smith               9.79%
                          For the Sole Benefit of its Customers
                          Attn: Fund Administration #973D2
                          4800 Deer Lake Drive E. 2nd Floor
                          Jacksonville, FL 32246-6484

CLASS C
                          Raymond James & Assoc., Inc. Custodian            4.96%
                          8248 Sumner Rd.
                          Chardon, OH 44024

GLOBAL UTILITIES FUND
CLASS C
                          Merrill Lynch Pierce Fenner & Smith               6.10%
                          For the Sole Benefit of its Customers
                          Attn: Fund Administration #97F85
                          4800 Deer Lake Drive E. 2nd Floor
                          Jacksonville, FL 32246-6484


INFORMATION CONCERNING EXECUTIVE OFFICERS

The following table sets forth certain information about the executive officers of each Fund:


EXECUTIVE OFFICER                                                                    YEAR OF ELECTION AS
NAME & AGE            OFFICE AND PRINCIPAL OCCUPATION (1)                            EXECUTIVE OFFICER
----------            -----------------------------------                            -----------------

Stephen E. Gibson     President of the Liberty Funds since June, 1998; Chairman of           1998
(46)                  the Board since July, 1998, Chief Executive Officer and
                      President since December, 1996 and Director, since July,
                      1996 of CMA (formerly Executive Vice President from July,
                      1996 to December, 1996); Chairman of the Board; Director,
                      Chief Executive Officer and President of Liberty Funds Group
                      LLC (LFG) since December, 1998 (formerly Director, Chief
                      Executive Officer and President of The Colonial Group, Inc.
                      (TCG) from December, 1996 to December, 1998); Director of
                      Stein Roe & Farnham Incorporated (SR&F) since September 2000,
                      President since January, 2000 and Vice Chairman since August
                      1998 (formerly Assistant Chairman and Executive Vice President from August, 1998 to January, 2000) (formerly Managing
                      Director of Marketing of Putnam Investments, June, 1992 to
                      July, 1996.)

Pamela A. McGrath     Treasurer and Chief Financial Officer of the Liberty Funds and         1999
(46)                  Liberty All-Star Funds since April, 2000; Treasurer, Chief
                      Financial Officer and Vice President of LFG since
                      December, 1999; Chief Financial Officer, Treasurer and
                      Senior Vice President of CMA since December, 1999;
                      Director of Offshore Accounting for Putnam Investments
                      from May, 1998 to October, 1999; Managing Director of
                      Scudder Kemper Investments from October, 1984 to December,
                      1997.

(1) Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.

ADDITIONAL INFORMATION CONCERNING TRUSTEE COMPENSATION

The current Board of Trustees received the following compensation from each Fund as of each Fund's fiscal year end and for the calendar year ended December 31, 1999(1):

----------------------------------------------------------------------------
                                    GLOBAL EQUITY           GLOBAL UTILITIES
                                        FUND                      FUND
                                      10/31/99                  10/31/99
----------------------------------------------------------------------------
Mr. Bleasdale                          $1,188(2)                 $1,387(3)
----------------------------------------------------------------------------
Ms. Collins                             1,001                     1,164
----------------------------------------------------------------------------
Mr. Grinnell                            1,043                     1,213
----------------------------------------------------------------------------
Mr. Lowry                               1,011                     1,176
----------------------------------------------------------------------------
Mr. Macera                              1,115                     1,294
----------------------------------------------------------------------------
Mr. Mayer                               1,010                     1,176
----------------------------------------------------------------------------
Mr. Moody                                 940(4)                  1,094(5)
----------------------------------------------------------------------------
Mr. Neuhauser                           1,057                     1,230
----------------------------------------------------------------------------
Mr. Stitzel                             1,115                     1,294
----------------------------------------------------------------------------
Ms. Verville                            1,134(6)                  1,316(7)
----------------------------------------------------------------------------

The following table sets forth the total compensation paid to each Trustee by the Liberty Mutual Funds for the calendar year ended December 31, 1999.



    TRUSTEE                      TOTAL COMPENSATION
    -------                      ------------------
---------------------------------------------------
Mr. Bleasdale                       $103,000(8)
---------------------------------------------------
Ms. Collins                           96,000
---------------------------------------------------
Mr. Grinnell                         100,000
---------------------------------------------------
Mr. Lowry                             97,000
---------------------------------------------------
Mr. Macera                            95,000
---------------------------------------------------
Mr. Mayer                            101,000
---------------------------------------------------
Mr. Moody                             91,000(9)
---------------------------------------------------
Mr. Neuhauser                        101,252
---------------------------------------------------
Mr. Stitzel                           95,000
---------------------------------------------------
Ms. Verville                          96,000(10)


For the calendar year ended December 31, 1999, certain of the Trustees received the following compensation in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund, the Liberty All-Star Growth Fund, Inc. and Liberty Funds Trust IX (together, the "Liberty All-Star Funds"):

                                      Total Compensation From Liberty
                                      All-Star Funds For The Calendar
Trustee                               Year Ended December 31, 1999 (11)
-------                               ---------------------------------
Robert J. Birnbaum                                 $25,000
James E. Grinnell                                   25,000
Richard W. Lowry                                    25,000
William E. Mayer                                    25,000
John J. Neuhauser                                   25,000

--------

(1) The Funds do not currently provide pension or retirement plan benefits to the Trustees.

(2)  Includes $546 payable in later years as deferred compensation.

(3)  Includes $636 payable in later years as deferred compensation.

(4) Total compensation of $940 for the fiscal year ended October 31, 1999, will be payable in later years as deferred compensation.

(5) Total compensation of $1,094 for the fiscal year ended October 31, 1999, will be payable in later years as deferred compensation.

(6) Total compensation of $1,134 for the fiscal year ended October 31, 1999, will be payable in later years as deferred compensation.

(7) Total compensation of $1,316 for the fiscal year ended October 31, 1999, will be payable in later years as deferred compensation.

(8)  Includes $52,000 payable in later years as deferred compensation.

(9) Total compensation of $91,000 for the calendar year ended December 31, 1999, will be payable in later years as deferred compensation.

(10) Total compensation of $96,000 for the calendar year ended December 31, 1999, will be payable in later years as deferred compensation.

(11) The Liberty All-Star Funds are advised by Liberty Asset Management Company ("LAMCO"). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (an intermediate parent of the Advisor of each Fund).

                                                                      APPENDIX C
Capitalization

The following table shows on an unaudited basis the capitalization of each of the Global Equity Fund and the Global Utilities Fund as of April 30, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Global Equity Fund by the Global Utilities Fund at net asset value as of that date:


                                       GLOBAL EQUITY       GLOBAL UTILITIES          PRO FORMA        PRO FORMA
                                           FUND                  FUND               ADJUSTMENTS      COMBINED (1)
Class A
Net asset value                       $ 56,569,280.00      $189,922,088.00           (102,190)(2)    $246,389,178
Shares outstanding                          3,655,620           10,800,794           (437,800)         14,018,614
Net asset value per share             $         15.47      $         17.58                           $      17.58

Class B
Net asset value                       $ 76,304,439.00      $ 13,860,623.00            (43,545)(2)    $ 90,121,517
Shares outstanding                          5,007,133              790,986           (654,196)          5,143,923
Net asset value per share             $         15.24      $         17.52                           $      17.52

Class C
Net asset value                       $  2,284,816.00      $    923,119.00             (1,501)(2)    $  3,206,434
Shares outstanding                            149,054               52,643            (18,786)            182,911
Net asset value per share             $         15.33      $         17.54                           $      17.53


(1) Assumes the Acquisition was consummated on April 30, 2000, and is for information purposes only. No assurance can be given as to how many shares of the Global Utilities Fund will be received by the shareholders of the Global Equity Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of the Global Utilities Fund that actually will be received on or after such date.

(2) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $67,577 and $79,659 to be borne by the Global Equity Fund and the Global Utilities Fund, respectively.

                                                                      APPENDIX D

       MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE AS OF OCTOBER 31, 1999
                      LIBERTY NEWPORT GLOBAL UTILITIES FUND

HIGHLIGHTS

-    RISE IN OIL PRICES BENEFITED GAS STOCKS.
     In the spring of 1999, economically-sensitive cyclical stocks began to rebound in response to stronger-than-expected economic growth in the U.S. and signs of improving global economic conditions. This shift helped natural gas stocks, whose prices rose along with oil prices, but hurt electric stocks, as investors moved away from defensive sectors.

- GAINS IN TELECOMMUNICATIONS CONTRIBUTED TO THE FUND'S PERFORMANCE. Telecommunication stocks benefited from improving economies worldwide and continued domestic growth. Telephone stocks also offered attractive opportunities due to increased merger and acquisition activity.

- THE FUND REMAINED COMPETITIVE WITH ITS LIPPER PEERS FOR THE PERIOD. Despite challenges in some utility sectors due to pending merger approval and deregulation, the Fund's overweighting in areas such as telecommunications helped the Fund's Class A shares return 18.31% without sales charge, performing in line with its Lipper peer group average.(1)

(1) Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the Fund. The total return calculated for the Lipper Utility Fund Category was 18.62% for the 12 months ended October 31, 1999. The Fund's Class A shares were ranked in the second quartile for the one year (43 out of 100 funds) and in the third quartile for the five years (47 out of 64 funds). Performance for different share classes will vary with fees associated with each class.

PORTFOLIO MANAGEMENT REPORT

STRONG 12-MONTH PERFORMANCE DRIVEN BY TELECOMMUNICATIONS

     The Fund's Class A shares returned 18.31% for the 12-month period, based on net asset value. This performance placed the Fund in the top half of the Lipper Utility Funds Average. The Fund significantly outperformed the Standard & Poor's Utilities Index which returned 2.1%, but underperformed the Morgan Stanley Capital International World Index's return of 24.9% since this index includes some non-utility stocks.

     We emphasized investments in the telecommunications sector, which continued to outperform other sectors of the utility industry. Attractive performance came from both domestic and European telecommunications companies. Our holdings included telephone services and cellular companies as well as telephone equipment companies such as Ericsson, Nokia and Tellabs (3.3%, 4.0% and 3.1% of net assets, respectively).

CHANGING ENVIRONMENT FOR ELECTRIC UTILITIES

         In the United States, the electric industry has made progress toward a competitive marketplace, but issues of deregulation and consolidation also created a mixed investment environment in this sector. Although many companies have restructured to meet the challenges presented by a deregulated environment, performance of this sector was hampered because the regulatory approval process, which can take more than one year, delays the beneficial effects to the companies.

         We own high-quality companies with attractive growth prospects and strong management. However, the sector sold at a 25-year low. Although electric stocks generally underperformed other utility market sectors during the period, there is still dividend income being paid, with possible capital appreciation, and the Fund is sharing in these returns. Power generation companies are also becoming an emerging business. These companies own the existing fossil fuel and the newer combined gas-cycle turbine generating plants, as well as some nuclear power plants. This business is commodity-like, and pricing is dependent on the competitive market for energy.

         While electric utility stocks faced challenges, the portfolio benefited from diversified holdings such as Edison International (3.4% of net assets), which increased its growth potential through its domestic and international independent power business.

GAS STOCKS IMPROVED DUE TO PRICE INCREASES IN OIL

         We increased our holdings in the gas sector, which has improved over the period due to rising oil prices. In the spring, oil prices rose after the Organization of Petroleum Exporting Countries (OPEC) and non-OPEC oil producers agreed to cut oil production. Oil prices surged again after OPEC reinforced the cutback on output at the beginning of October. Some of the rebound in prices can also be attributed to expectations of tighter oil supplies over the winter.

         Like other sectors of the utilities market, deregulation has also been increasing competition among gas utilities, forcing companies to streamline their operations. Over the period, we have seen gas companies consolidate and enter other areas of the utilities market in order to diversify and become more dynamic. Williams Companies (2.3% of net assets) entered into a telecommunications venture, and Columbia Energy (2.6% of net assets) was involved in a hostile takeover toward the end of the period. Although Columbia's stock is trading under the last price offer, it is up year to date.

LONG-TERM OUTLOOK REMAINS POSITIVE

         Rising long-term interest rates in the United States and Europe have weighed heavily on utilities, and the cyclical upturn in Europe has hurt defensive stocks like utilities. Even with the interest rate increases that have occurred, the economy should remain strong and encouraging to our markets. The Fund's holdings are solid companies with strong network partners and good management, and we will continue to emphasize these types of globally diversified, high-quality utilities as we look for nice buying opportunities in the remainder of 1999 and into 2000.

s/Ophelia Barsketis
s/Deborah Jansen

OPHELIA BARSKETIS and DEBORAH JANSEN are portfolio co-managers of the Global Utilities Fund. Ms. Barsketis and Ms. Jansen are also senior vice presidents of Stein Roe & Farnham Incorporated, the portfolio's advisor.

International investing offers long-term growth potential, but also certain risks. The Fund may be affected by political, business and economic conditions in the countries in which it invests. Additionally, because the Fund focuses solely on utility securities, it may involve special risks due to limited diversification.

The Standard & Poor's Utilities Index is an unmanaged index that tracks the performance off domestic utility stocks. The Morgan Stanley Capital International World Index ND is an unmanaged index that tracks the performance of global stocks. Unlike mutual funds, indexes are not investments, do not incur fees or expenses, and it is not possible to invest in an index.

PERFORMANCE INFORMATION

GLOBAL UTILITIES FUND INVESTMENT PERFORMANCE VS. MSCI WORLD INDEX AND S&P UTILITIES INDEX

              [LINE CHART: Initial and subsequent account values at
                     end of each year 10/31/91 - 10/31/99]


Performance of a $10,000 Investment in Class A shares 10/31/91 - 10/31/99

              CGUF WITHOUT         CGUF WITH      S&P UTILITIES      MSCI WORLD
              SALES CHARGE       SALES CHARGE        INDEX              INDEX

10/91            $10,000           $10,000          $10,000           $10,000
10/92             11,083            10,445           11,113             9,477
10/93             13,660            12,873           13,927            12,037
10/94             12,648            11,920           12,219            12,960
10/95             13,953            13,150           15,797            14,186
10/96             15,626            14,726           17,345            16,498
10/97             18,345            17,289           19,063            19,265


10/98             21,663            20,416           24,143            22,205
10/99             25,644            24,169           24,646            27,736


The Morgan Stanley Capital International (MSCI)World Index ND is an unmanaged index that tracks the performance of global stocks. The Standard & Poor's Utilities Index is an unmanaged index that tracks the performance of domestic utility stocks. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest in an index.

AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/99

Share Class                  A                        B                       C
Inception Date            10/15/91                 3/27/95                 3/27/95
--------------        -----------------        -----------------       -----------------
                      Without    With          Without    With         Without    With
                      sales      sales         sales      sales        sales      sales
                      charge     charge        charge     charge       charge     charge

1 year                18.31%     11.50%        17.50%     12.50%       17.42%     16.42%
5 years               15.17%     13.82%        14.38%     14.15%       14.38%     14.38%
10 years              12.38%     11.56%        11.91%     11.91%       11.91%     11.91%


Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% charge for Class A shares and the contingent deferred sales charge (CDSC) maximum charge of 5% for one year and 2% for five years for Class B shares and 1% for one year for Class C shares. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Performance for different share classes will vary based on differences in share charges and fees associated with each class.

The Fund initially commenced operations as the Liberty Financial Utilities Fund on 10/15/1991. Performance shown is based, in part, on the performance of the Liberty Financial Utilities Fund, which had a different expense structure than the Fund.

Class B and C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been lower.


           PERFORMANCE OF A $10,000 INVESTMENT IN ALL SHARE CLASSES
                           FROM 10/31/91 - 10/31/99

                               WITHOUT                 WITH SALES
                             SALES CHARGE                CHARGE
                             ------------              ----------
Class A                         $25,644                 $24,169
Class B                         $24,764                 $24,764
Class C                         $24,778                 $24,778


NET ASSET VALUE PER SHARE AS OF 10/31/99

Class A                    $16.85
Class B                    $16.84
Class C                    $16.84

DISTRIBUTIONS DECLARED PER SHARE FROM 11/1/98 - 10/31/99

Class A                    $0.735
Class B                    $0.624
Class C                    $0.624

HOLDINGS

TOP 5 HOLDINGS AS OF 10/31/99

      1.    Colt Telecom                                              4.5%
      2.    Nokia                                                     4.0%
      3.    Sprint Corp.                                              3.9%
      4.    Edison International                                      3.4%
      5.    Vodafone Airtouch                                         3.3%

Holdings are calculated as a percentage of net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these holdings in the future.

TOP 5 COUNTRIES AS OF 10/31/99

      1.    United States                                            56.3%
      2.    Great Britain                                            13.2%
      3.    Finland                                                   7.5%
      4.    Spain                                                     5.9%
      5.    Sweden                                                    3.4%

TOP FIVE SECTOR BREAKDOWNS 10/31/99 VS. 10/31/98

                                 FUND AS OF             FUND AS OF
                                  10/31/99               10/31/98

Telecom/Telephone                  50%                     38%
Electric                           22%                     36%
Gas                                12%                      9%
Real Estate                         4%                      0%
Broadcasting                        3%                      0%

Sector and portfolio holding breakdowns are calculated as a percentage of net assets. Country breakdowns are calculated as a percentage of total investments. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold these securities or invest in these sectors or countries in the future.

                            LIBERTY FUNDS TRUST III

                      LIBERTY NEWPORT GLOBAL UTILITIES FUND

                                    FORM N-14
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                November 17, 2000

           This Statement of Additional Information (the "SAI") relates to the proposed Acquisition (the "Acquisition") of the Liberty Newport Global Equity Fund (the "Acquired Fund"), a series of Liberty Funds Trust III, by the Liberty Newport Global Utilities Fund (the "Acquiring Fund"), a series of Liberty Funds Trust III.

           This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated November 17, 2000 (the "Prospectus/Proxy Statement") of the Acquiring Fund which relates to the Acquisition. As described in the Prospectus/Proxy Statement, the Acquisition would involve the transfer of all the assets of the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption of all the liabilities of the Acquired Fund. The Acquired Fund would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund.

           This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to your Fund at One Financial Center, Boston, Massachusetts 02111 or by calling 1-800-426-3750.

                                Table of Contents

I.   Additional Information about the Acquiring Fund and the Acquired Fund......
II.  Financial Statements.......................................................

I.         Additional Information about the Acquiring Fund and the Acquired
           Fund.

           Incorporated by reference to Post-Effective Amendment No. 114 to the Registrant's Registration Statement Form N-1A (filed on February 28, 2000) (Registration Nos. 2-15184 and 811-881).

II.        Financial Statements.

           This SAI is accompanied by the Semi-Annual Report for the six months ended April 30, 2000 and the Annual Report for the year ended October 31, 1999 of the Acquiring Fund and the Acquired Fund, which contain historical financial information regarding such Funds. Such reports have been filed with the Securities and Exchange Commission and are incorporated herein by reference.

           Pro forma financial statements of the Acquiring Fund for the Acquisition are provided on the following pages.

PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS FOR THE TWELVE MONTH PERIOD ENDED APRIL 30, 2000 (UNAUDITED)

                                                         LIBERTY NEWPORT      LIBERTY NEWPORT
                                                          GLOBAL EQUITY       GLOBAL UTILITIES       PRO FORMA           PRO FORMA
                                                             FUND                 FUND              ADJUSTMENTS          COMBINED
                                                          -------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                  2,233,384           4,216,702                --                6,450,087
Interest                                                     328,139             389,112                --                  717,251
                                                          -----------         -----------            -----------        -----------
   Total investment income                                 2,561,524           4,605,814                --                7,167,338

EXPENSES
Management fee                                             1,298,504             777,818            (751,765)(a)          1,324,557
Administration fee                                              --               486,137             341,711 (a)            827,848
Service fee - Class A, B, C                                  341,711             486,137                   - (a)            827,848
Distribution fee - Class B                                   606,762              66,081                   - (a)            672,843
Distribution fee - Class C                                    17,232               8,598                   - (a)             25,830
Transfer agent fee                                           382,672             409,902              34,372 (d)            826,946
Bookkeeping fee                                               57,340              77,559              (9,500)(a)            125,399
Trustees fee                                                  11,781              17,907             (14,366)(b)             15,322
All other expenses                                           284,105             344,037            (219,642)(c)            408,500
                                                           -----------        ------------          -----------          -----------
   Total operating expenses                                3,000,107           2,674,176            (619,190)             5,055,093
                                                           -----------        ------------          -----------          -----------
Expense reimbursement                                       (120,818)               --               120,818(a)                --
                                                           -----------        ------------          -----------          -----------
   Net Expenses                                            2,879,289           2,674,176            (498,372)             5,055,093

NET INVESTMENT INCOME (LOSS)                                (317,765)          1,931,638             498,372              2,112,245

NET REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments                                               1,126,540          45,806,628                --               46,933,168
 Foreign currency transactions                               (49,798)           (211,115)               --                 (260,913)
                                                           -----------        ------------          -----------          -----------
    Net Realized Gain                                      1,076,742          45,595,513                --               46,672,254
Change in net unrealized appreciation
 during the period on:
 Investments                                               8,666,980           6,949,998                --               15,616,977
 Foreign currency transactions                                62,603               4,004                --                   66,607
                                                           -----------         -----------          -----------          -----------
    Net Change in Unrealized Appreciation                  8,729,583           6,954,001                --               15,683,584
                                                           -----------         -----------          -----------          -----------
      Net Gain                                             9,806,325          52,549,514                --               62,355,839
                                                           -----------         -----------          -----------          -----------
Increase in Net Assets from Operations                     9,488,559          54,481,152             498,372             64,468,084

(a) Based on the contract in effect for the surviving fund.

(b) Based on trustee compensation plan for the surviving fund.

(c) Decrease due to the elimination of duplicative expenses achieved by merging the funds.

(d) Based on the contract in effect for the surviving fund. Note that a new transfer agent fee structure was implemented for Liberty Newport Global Utilities Fund effective January 1, 2000. The pro forma combined transfer agent fee shown assumes this new agreement was in effect for the entire twelve-month period ended April 30, 2000.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES
AS OF APRIL 30, 2000 (UNAUDITED)

                                             Global Equity        Global Utilities            Pro Forma          Pro Forma
                                                 Fund                Fund                    Adjustments         Combined
Investments, at value                      $ 138,558,350         $ 209,715,257                     0            $ 348,273,607
Cash                                           2,146,881                  --                       0                2,146,881
Receivable for investments sold               21,843,442            10,738,000                     0               32,581,442
Payable for investments purchased            (28,492,181)          (16,037,088)                    0              (44,529,269)
Other assets less other liabilities            1,102,043               289,661              (147,236)               1,244,468

Net assets                                 $ 135,158,535         $ 204,705,830              (147,236)(a)        $ 339,717,129


Class A:
Net assets                                 $  56,569,280         $ 189,922,088              (102,190)           $ 246,491,368
Shares outstanding                             3,655,620            10,800,794              (437,800)              14,018,614
Net asset value                            $       15.47         $       17.58             $                    $       17.58

Class B:
Net assets                                 $  76,304,439         $  13,860,623               (43,545)           $  90,165,062
Shares outstanding                             5,007,133               790,986              (654,196)               5,146,262
Net asset value                            $       15.24         $       17.52             $                    $       17.52

Class C:
Net assets                                 $   2,284,816         $     923,119                (1,501)           $   3,207,935
Shares outstanding                               149,054                52,643               (18,786)                 182,911
Net asset value                            $       15.33         $       17.54             $                    $       17.53


(a) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $67,577 and $79,659 to be borne by the Global Equity Fund and the Global Utilities Fund, respectively.

Pro Forma Financial Statements (Unaudited)

Pro forma combined portfolio of investments
As of April 30, 2000 (Unaudited)


                                             LIBERTY      LIBERTY         PRO FORMA        LIBERTY       LIBERTY         PRO FORMA
                                             NEWPORT      NEWPORT         COMBINED          NEWPORT      NEWPORT         COMBINED
                                              GLOBAL       GLOBAL           SHARES          GLOBAL        GLOBAL           MARKET
                                              EQUITY      UTILITIES                         EQUITY       UTILITIES         VALUE
                                               FUND        FUND                              FUND           FUND
                                              SHARES      SHARES                             MARKET        MARKET
                                                                                             VALUE          VALUE
Common Stocks
Construction
DAIWA HOUSE INDUSTRY CO LTD.                 101,000                       101,000          $ 672,337                     $ 672,337
                                                                                           -----------                   -----------
Finance, Insurance & Real Estate
AMER INTERNATIONAL GROUP INC                  14,375                        14,375          1,576,758                     1,576,758
AMSOUTH BANCORPORATION                        62,865                        62,865            915,472                       915,472
AXA                                            7,400                         7,400          1,098,496                     1,098,496
BANCO BILBAO VIZCAYA ARGENTA                  45,333                        45,333            618,897                       618,897
BANK OF AMERICA CORP                          20,000                        20,000            980,000                       980,000
BANQUE NATIONALE DE PARIS                      8,845                         8,845            715,670                       715,670
BANQUE NATIONALE DE PARIS-CVG                  3,965                         3,965             22,555                        22,555
CHASE MANHATTAN CORP (NEW)                    16,800                        16,800          1,210,650                     1,210,650
CHEUNG KONG HLDG                              64,000                        64,000            764,169                       764,169
CITIGROUP INC                                 70,100                        70,100          4,166,569                     4,166,569
DEUTSCHE BANK AG                              17,500                        17,500          1,177,051                     1,177,051
GRUPO FINANCIERO BANAMEX-O                   223,200                       223,200            807,921                       807,921
HENDERSON JAPANESE                         1,331,000                     1,331,000          1,261,546                     1,261,546
HSBC HOLDINGS                                 59,400                        59,400            656,223                       656,223
ING GROEP N.V.                                18,002                        18,002            983,399                       983,399
IRISH INVESTMENT FUND                         46,400                        46,400            675,700                       675,700
LLOYDS TSB GROUP                              46,000                        46,000            457,393                       457,393
PROMISE CO LTD                                10,000                        10,000            808,987                       808,987
TAIWAN FUND INC                               44,400                        44,400            901,875                       901,875
THAI FUND                                     65,900                        65,900            387,163                       387,163
THE BANK OF TOKYO MITSUBISHI                  95,000                        95,000          1,224,390                     1,224,390
UBS AG-REGISTERED                              2,000                         2,000            490,965                       490,965
                                                                                           -----------                   -----------

                                                                                           21,901,847                    21,901,847
                                                                                           -----------                   -----------

Manufacturing

ACERINOX                                      31,600                        31,600          1,259,720                     1,259,720
ALCATEL                                        3,590                         3,590            833,197                       833,197
ALCATEL SA- ADR                                             82,700          82,700                        $ 3,757,681     3,757,681
AVENTIS                                       14,300                        14,300            787,416                       787,416
BASF AG                                        8,050                         8,050            348,385                       348,385
BP AMOCO PLC-ADR                              14,000                        14,000            714,000                       714,000
CANON INC                                     39,000                        39,000          1,781,250                     1,781,250
CEMEX S.A.-CPO                               126,700                       126,700            549,667                       549,667
CISCO SYSTEMS INC                             36,200                        36,200          2,509,678                     2,509,678
DAIMLERCHRYSLER AG                             9,500                         9,500            553,371                       553,371
DIAGEO PLC                                    25,000                        25,000            207,359                       207,359
EI DUPONT DE NEMOURS & CO INC                 12,898                        12,898            611,849                       611,849
EMC CORP                                      26,800                        26,800          3,723,525                     3,723,525
ENI SPA                                       94,500                        94,500            468,578                       468,578
EQUANT N.V.                                   13,400                        13,400          1,038,490                     1,038,490
ERICSSON (LM) TEL ADR                         19,500                        19,500          1,724,531                     1,724,531
FORD MOTOR CO                                 27,900                        27,900          1,525,781                     1,525,781
FUJI PHOTO FILM CO LTD                        17,000                        17,000            680,566                       680,566
GENERAL ELECTRIC CO                           12,100                        12,100          1,902,725                     1,902,725
GLAXO HOLDINGS PLC DRIP                       29,000                        29,000            889,533                       889,533
GRUPO CARSO 'A1'                                           491,700         491,700                          1,675,120     1,675,120
HEWLETT-PACKARD CO                            12,100                        12,100          1,633,500                     1,633,500
HITACHI LTD                                   83,000                        83,000            989,922                       989,922
HONDA MOTOR CO LTD                            15,000                        15,000            669,841                       669,841
INTEL CORP                                    17,600                        17,600          2,231,900                     2,231,900
INTL BUSINESS MACHINES CORP                   14,200                        14,200          1,585,075                     1,585,075
KAO CORP                                      60,000                        60,000          1,825,074                     1,825,074
KONINKLIJKE KPN NV                             7,200                         7,200            726,409                       726,409
LUCENT TECHNOLOGIES INC                       23,700                        23,700          1,473,844                     1,473,844
MERCK & CO INC                                19,600                        19,600          1,362,200                     1,362,200
MURATA MANUFACTURING CO., LTD                 10,000                        10,000          1,941,568                     1,941,568
NOKIA CORP ADR                                             134,000         134,000                          7,621,250     7,621,250
NOVARTIS   (REG)                                 401                           401            561,274                       561,274

Pro Forma Financial Statements (Unaudited)

Pro forma combined portfolio of investments
As of April 30, 2000 (Unaudited)


                                             LIBERTY      LIBERTY         PRO FORMA        LIBERTY       LIBERTY         PRO FORMA
                                             NEWPORT      NEWPORT         COMBINED          NEWPORT      NEWPORT         COMBINED
                                              GLOBAL       GLOBAL           SHARES          GLOBAL        GLOBAL           MARKET
                                              EQUITY      UTILITIES                         EQUITY       UTILITIES         VALUE
                                               FUND        FUND                              FUND           FUND
                                              SHARES      SHARES                             MARKET        MARKET
                                                                                             VALUE          VALUE
Common Stocks
PHARMACIA CORPORATION                         31,535                        31,535          1,574,779                     1,574,779
PHILIPS ELECTRONIC NV                         70,304                        70,304          3,139,851                     3,139,851
POHANG IRON AND STEEL ADR                     17,200                        17,200            361,200                       361,200
ROYAL DUTCH PETROLEUM                          7,900                         7,900            455,858                       455,858
SONY CORP                                     10,000                        10,000          1,147,374                     1,147,374
SONY CORP (NEW)                               10,000                        10,000          1,155,695                     1,155,695
TELLABS INC                                                 83,400          83,400                          4,571,363     4,571,363
TEXACO INC                                    16,400                        16,400            811,800                       811,800
TEXAS INSTRUMENTS INC                         14,800                        14,800          2,410,550                     2,410,550
TOTAL B                                        4,620                         4,620            701,797                       701,797
TYCO INT'L LTD                                              87,400          87,400                          4,014,938     4,014,938
WARNER-LAMBERT CO                             19,000                        19,000          2,162,438                     2,162,438
                                                                                           -----------     -----------   -----------

                                                                                           51,031,569      21,640,351    72,671,920
                                                                                           -----------     -----------   -----------

Mining & Energy

CONOCO INC -CL B                              27,145                        27,145            675,232                       675,232
ENRON CORP                                                 127,800         127,800                          8,906,063     8,906,063
PETROCHINA CO LTD                          8,414,000                     8,414,000          1,307,117                     1,307,117
SCHLUMBERGER LTD                              11,300                        11,300            865,156                       865,156
                                                                                           -----------     -----------   -----------

                                                                                            2,847,505       8,906,063    11,753,568
                                                                                           -----------     -----------   -----------

Retail Trade

HENNES & MAURITZ AB-B SHS                     39,600                        39,600          1,055,491                     1,055,491
WAL-MART STORES INC                           32,000                        32,000          1,772,000                     1,772,000
                                                                                           -----------                   -----------

                                                                                            2,827,491                     2,827,491
                                                                                           -----------                   -----------

Services

CAP GEMINI                                     7,840                         7,840          1,541,284                     1,541,284
COMPUWARE CORP                                40,200                        40,200            505,013                       505,013
MICROSOFT CORP                                17,200                        17,200          1,199,700                     1,199,700
SUN MICROSYSTEMS  INC                         25,000                        25,000          2,298,438                     2,298,438
SUNGARD DATA SYSTEMS INC                      40,600                        40,600          1,403,238                     1,403,238
                                                                                           -----------                   -----------

                                                                                            6,947,672                     6,947,672
                                                                                           -----------                   -----------

Transportation, Communications,
   Electric, Gas and
     Sanitary Services

A T & T CORP                                                89,450          89,450                          4,176,197     4,176,197
AES CORP                                                    75,800          75,800                          6,817,263     6,817,263
AT & T WIRELESS CORP                         119,900       180,100         300,000          3,761,863       5,650,638     9,412,500
BELL ATLANTIC CORP                            23,400                        23,400          1,386,450                     1,386,450
BG GROUP PLC                                       0                             0                  1                             1
BRITISH TELECOMMUNICATIONS PLC                39,000                        39,000            697,485                       697,485
BROADWING INC                                              129,300         129,300                          3,660,806     3,660,806
CABLE AND WIRELESS HKT LIMITED               244,000                       244,000            567,300                       567,300
CALPINE CORPORATION                                         56,300          56,300                          5,151,450     5,151,450
CHINA TELECOM HK LTD-SP ADR                                 13,600          13,600                          1,994,950     1,994,950
COASTAL CORP                                                93,900          93,900                          4,712,606     4,712,606
COLT TELECOM GROUP PLC                        48,000                        48,000          1,968,111                     1,968,111
COLT TELECOM GROUP-SPONS ADR                                28,900          28,900                          4,934,675     4,934,675
CONSTELLATION ENERGY GROUP                                 120,400         120,400                          3,980,725     3,980,725
COX COMMUNICATIONS INC-CL A                                 82,700          82,700                          3,540,594     3,540,594
DYNEGY INC                                    36,700                        36,700          2,401,556                     2,401,556
EL PASO ENERGY CORP                                         93,500          93,500                          3,973,750     3,973,750
EMBRATEL PARTICIPACOES ADR                                  86,200          86,200                          1,939,500     1,939,500
FRANCE TELECOM                                 6,029                         6,029            933,937                       933,937
GRUPO TELEVISA SA-SPONS GDR                                109,500         109,500                          6,946,406     6,946,406
KINDER MORGAN ENERGY PRTNRS                                157,300         157,300                          6,134,700     6,134,700
KINDER MORGAN INC                             64,600                        64,600          1,958,188                     1,958,188
KOREA ELECTRIC POWER ADR                      35,600                        35,600            582,950                       582,950

Pro Forma Financial Statements (Unaudited)

Pro forma combined portfolio of investments
As of April 30, 2000 (Unaudited)


                                             LIBERTY      LIBERTY         PRO FORMA        LIBERTY       LIBERTY         PRO FORMA
                                             NEWPORT      NEWPORT         COMBINED          NEWPORT      NEWPORT         COMBINED
                                              GLOBAL       GLOBAL           SHARES          GLOBAL        GLOBAL           MARKET
                                              EQUITY      UTILITIES                         EQUITY       UTILITIES         VALUE
                                               FUND        FUND                              FUND           FUND
                                              SHARES      SHARES                             MARKET        MARKET
                                                                                             VALUE          VALUE
Common Stocks
KOREA TELECOM CORP-SP ADR                                   81,000          81,000                          2,794,500     2,794,500
LEVEL 3 COMMUNICATIONS                                      38,100          38,100                          3,390,900     3,390,900
MCI WORLDCOM INC                              25,050        86,550         111,600          1,138,209       3,932,616     5,070,825
METROMEDIA FIBER NETWORK-A                                 162,400         162,400                          5,014,100     5,014,100
MONTANA POWER CO                                           104,900         104,900                          4,622,156     4,622,156
NATIONAL GRID GROUP PLC                                    553,900         553,900                          4,487,680     4,487,680
NIPPON TELEGRAPH & TELE CORP                     110           150             260          1,362,796       1,858,358     3,221,153
NOKIA OYJ                                     56,000                        56,000          3,216,106                     3,216,106
NTL INC                                                     49,000          49,000                          3,748,500     3,748,500
NTT DATA COMM SYSTEMS CORP                       100                           100          1,331,361                     1,331,361
PECO ENERGY CO                                             105,500         105,500                          4,398,031     4,398,031
PINNACLE WEST CAPITAL CORP                                 128,000         128,000                          4,496,000     4,496,000
SBC COMMUNICATIONS INC                                      93,600          93,600                          4,100,850     4,100,850
SCOTTISH POWER PLC                                         659,500         659,500                          5,266,351     5,266,351
SONERA GROUP                                               121,800         121,800                          6,706,804     6,706,804
SPRINT CORP (FON GROUP)                                    100,800         100,800                          6,199,200     6,199,200
SPRINT CORP PCS                                             70,900          70,900                          3,899,500     3,899,500
TELE DANMARK A/S-ADR                                        53,700          53,700                          2,033,888     2,033,888
TELECEL-COMUNICACOES PESSOAI                  28,000                        28,000            443,425                       443,425
TELECOM ITALIA                                52,165                        52,165            730,591                       730,591
TELECOM NEW ZEALAND-SP ADR                                 131,300         131,300                          4,455,994     4,455,994
TELECOMUN BRASILEIRAS SA-ADR                   8,000                         8,000            945,500                       945,500
TELECOMUN BRASILEIRAS SA-PRF               6,000,000                     6,000,000                166                           166
TELEFONICA SA-SPON ADR                        26,520        70,465          96,985          1,756,950       4,668,294     6,425,244
TELEFONOS DE MEXICO-CL L ADR                                33,200          33,200                          1,952,575     1,952,575
TELEFONOS DE MEXICO SA ADR                   395,800                       395,800          1,148,254                     1,148,254
TELENORTE LESTE PATICIP-ADR                                256,800         256,800                          4,574,250     4,574,250
US WEST INC                                                 58,500          58,500                          4,164,469     4,164,469
VIACOM INC CL B                               28,000                        28,000          1,522,500                     1,522,500
VODAFONE AIRTOUCH PLC                        722,872                       722,872          3,301,874                     3,301,874
VODAFONE AIRTOUCH PLC-ADR                                  121,750         121,750                          5,722,250     5,722,250
WILLIAMS COMPANIES INC                                     103,300         103,300                          3,854,381     3,854,381
                                                                                           -----------     -----------   -----------

                                                                                           31,155,573     159,955,906   191,111,479
                                                                                           -----------    ------------   -----------

Total Common Stock                                                                        117,383,995     190,502,320   307,886,315
                                                                                           -----------    ------------  ------------

Convertible Preferred Stock

Manufacturing

ERICSSON L M TEL - 4.25 PRF                                352,900         352,900                           8,601,938     8,601,938
                                                                                                           -----------   -----------


Corporate Fixed Income Bonds

Mining & Energy                              Par                          Par

BG TRANSCO HOLDINGS PLC 4.1875%
    12/14/22                                 $ 14,000                     $ 14,000             21,212                        21,212
BG TRANSCO HOLDINGS PLC 7.00%
     12/16/24                                $ 14,000                     $ 14,000             21,520                        21,520
BG TRANSCO HOLDINGS PLC 7.0573%
     12/14/09                                $ 14,000                     $ 14,000             21,897                        21,897
                                                                                              --------                     ---------


                                                                                               64,629                        64,629
                                                                                               --------                    ---------

Total Corporate Fixed Income
 Bonds                                                                                         64,629                        64,629
                                                                                               --------                    ---------

Warrants

Construction                                 Shares                       Shares

CEMEX S.A. WARRANTS                             7,000                        7,000              3,726                         3,726
                                                                                              ---------                    ---------

Short-Term Obligations                       Par           Par           Par

Repurchase agreement with SBC
 Warburg Ltd., dated
  4/28/00, due 5/1/00
  at 5.71%,
collateralized by US Treasury
  Notes                                   $21,106,000  $10,611,000     $31,717,000         21,106,000      10,611,000    31,717,000
                                                                                           ------------    ------------  ----------

Pro Forma Financial Statements (Unaudited)

Pro forma combined portfolio of investments
As of April 30, 2000 (Unaudited)


                                             LIBERTY      LIBERTY         PRO FORMA        LIBERTY       LIBERTY         PRO FORMA
                                             NEWPORT      NEWPORT         COMBINED          NEWPORT      NEWPORT         COMBINED
                                              GLOBAL       GLOBAL           SHARES          GLOBAL        GLOBAL           MARKET
                                              EQUITY      UTILITIES                         EQUITY       UTILITIES         VALUE
                                               FUND        FUND                              FUND           FUND
                                              SHARES      SHARES                             MARKET        MARKET
                                                                                             VALUE          VALUE
Common Stocks
Total Investments (cost of
 $104,391,936, $153,942,971
and $258,334,907, respectively)                                                          $138,558,350    $209,715,257   $348,273,607
                                                                                        ============================================

Part C.  OTHER INFORMATION

Item  15.

Indemnification Article VIII of the Registrant's Agreement and Declaration of Trust, as amended, provides for indemnification of the Registrant's Trustees and officers. The effect of the relevant section of Article VIII of the Registrant's Agreement and Declaration of Trust, as amended, is to provide indemnification for each of the Registrant's Trustees and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such Trustee or officer may be involved by reason of being or having been a Trustee or officer, except with respect to any matter as to which such Trustee or officer shall have been adjudicated not to have acted in good faith in the reasonable belief that such Trustee's or officer's action was in the best interest of the Registrant, and except that no Trustee or officer shall be indemnified against any liability to the Registrant or its shareholders to which such Trustee or officer shall otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustee's or officer's office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)(a)            Amendment No. 3 to the Agreement and Declaration of Trust (1)

   (b)            Amendment No. 4 to the Agreement and Declaration of Trust (2)

   (c)            Amendment No. 5 to the Agreement and Declaration of Trust (3)

(2)               By-Laws, as amended (3)

(3)               Not Applicable

(4) Form of Agreement and Plan of Reorganization between Liberty Newport Global Equity Fund and Liberty Newport Global Utilities Fund

(5)               Article III, Section 4, Article V, Section 1, Article VIII
                  Section 4 and Article IX Sections 1 and 7 of the Agreement and Declaration of Trust, as amended, and Sections 2.1, 2.3 and 2.5 of the By-Laws, as amended, each define the rights of shareholders

(6)               Form of Management Agreement (Liberty Newport Global Utilities
                  Fund)(4)

(7)(a) Distribution Agreement (incorporated herein by reference to Exhibit (e)(1) to Post-Effective Amendment No. 17 to the Registration Statement of Liberty Funds Trust VI (formerly Colonial Trust VI), Registration Nos. 33-45117 and 811-6529 filed with the Commission on May 24, 1999)

   (b) Appendix I to the Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit (e)(2) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

   (c)           Form of Selling Agreement with Liberty Funds Distributor, Inc.
                 (incorporated herein by reference to Exhibit 6.(b) to Post-Effective Amendment No. 49 to the Registration Statement of Liberty Funds Trust VI (formerly Colonial Trust VI), Registration Nos. 33-45117 and 811-6529 filed with the Commission on November 10, 1998)

   (d) Form of Asset Retention Agreement (incorporated herein by reference to Exhibit 6(d) to Post-Effective Amendment No. 10 to the Registration Statement of Liberty Funds Trust VI (formerly Colonial Trust VI), Registration Nos. 33-45117 and 811-6529, filed with the Commission on September 27, 1996)

(8) Discussion of trustee compensation is incorporated by reference from the second paragraph under the sub-caption "Trustee Compensation" in the Proxy/Prospectus filed herewith.

(9)(a) Global Custody Agreement with The Chase Manhattan Bank (incorporated herein by reference to Exhibit 8. to Post-Effective Amendment No. 13 to the Registration Statement of Liberty Funds Trust VI (formerly Colonial Trust VI), Registration Nos. 33-45117 and 811-6529, filed with the Commission on or about October 24, 1997)

   (b) Amendment No. 13 to Appendix A of Global Custody Agreement with The Chase Manhattan Bank - filed as Exhibit (g)(2) in Part C,
                 Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

(10)(a)        Rule 12b-1 Distribution Plan - filed as Exhibit (m) in Part C,
               Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

    (b) 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit 6.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

    (c) Appendix I to the 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit (e)(4) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

    (d) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 - filed as Exhibit (o) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

(11) Opinion and Consent of Counsel of Ropes & Gray with respect to the Acquisition of Liberty Newport Global Equity Fund

(12)           Opinion and Consent of Counsel on Tax Matters and
               Consequences to Shareholders of Ropes & Gray with respect to the Acquisition of Liberty Newport Global Equity Fund

(13)           Not Applicable

(14)           Consent of Independent Accountants (PWC)

(15)           Not Applicable

(16)(a)        Power of Attorney for: Tom Bleasdale,  Lora S. Collins, James E.
               Grinnell, Richard W. Lowry, Salvatore Macera, William E. Mayer, James L. Moody, Jr., John J. Neuhauser, Thomas E. Stitzel and Anne-Lee Verville - filed with Part C, Item 23 of Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about May 17, 2000 and is hereby incorporated by reference and made a part of this Registration Statement

    (b)        Power of  Attorney  for  Joseph R.  Palombo - filed with Part C,
               Item 23 of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of Liberty Funds Trust V (File Nos. 33-12109 and 811-5030), filed with the Commission on or about August 31, 2000 and is hereby incorporated by reference and made a part of this Registration Statement

(17)(a) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit 9(b) to Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

    (b) Amendment No. 18 to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended
               - filed as Exhibit (h)(2) in Part C, Item 23 of Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about May 17, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

    (c) Amendment No. 23 to Appendix I of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended
               - filed as Exhibit (h)(3) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

    (d)        Pricing and Bookkeeping Agreement - filed as Exhibit 9(b) in
               Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement of Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529) Filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

    (e) Amendment to Appendix I of Pricing and Bookkeeping Agreement - filed as Exhibit (h)(5) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

    (f) Amended and Restated Credit Agreement with Bank of America - filed as Exhibit (h)(8) in Part C, Item 23 of Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about August 12, 1999, and is hereby incorporated by reference and made part of this Registration Statement

    (g) Amendment dated June 30, 2000 to the Amended and Restated Credit Agreement with Bank of America filed as Exhibit (h)(8) in Part C,
               Item 23 of Post-Effective Amendment No. 115 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 4, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

    (h) Code of Ethics of The Liberty Funds, Colonial Management Associates, Inc., Stein Roe & Farnham Incorporated, Newport Fund Management, Inc., Liberty Funds Distributor, Inc. - filed in Part C, Item 23 of Post-Effective Amendment No. 27 to the Registration Statement of Liberty Funds Trust V, (File Nos. 33-12109 and 811-5030), filed with the Commission on or about August 31, 2000, and is hereby incorporated and made a part of this Registration Statement

    (i)        Form of Proxy Card and Proxy Insert (Liberty Newport Global
               Equity Fund)

    (j) The following documents, each filed via EDGAR and listed with their filing accession number, are incorporated by reference into the Proxy/Prospectus and the Statement of Additional Information for the funds referenced below:

o    The   Prospectus   of  the  Global  Equity  Fund  dated  March  1,  2000  -
     0000276716-00-000013

o    As supplemented on June 5, 2000 - 0000021832-00-000097

o    As supplemented on June 23, 2000 - 0000021832-00-000114

o    As supplemented on and August 1, 2000 - 0000883163-00-000069

o The Statement of Additional Information of the Global Equity Fund dated March 1, 2000 - 0000276716-00-000013

o    As supplemented on June 5, 2000 - 0000021832-00-000097

o    As supplemented on June 23, 2000 - 0000021832-00-000114

o    As supplemented on August 21, 2000 - 0000021832-00-000188

o The Statement of Additional Information of the Global Utilities Fund dated March 1, 2000 - 0000276716-00-000013

o    As supplemented on June 5, 2000 - 0000021832-00-000099

o    As supplemented on June 23, 2000 - 0000021832-00-000114

o    As supplemented on August 21, 2000 - 0000021832-00-000188

o The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Global Equity Fund dated October 31, 1999 - 0000950156-99-000770

o The financial statements included in the Global Equity Fund's Semi-Annual Report to Shareholders dated April 30, 2000 - 0000950156-00-000339

o The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Global Utilities Fund dated October 31, 1999 - 0000950156-00-000022

o The financial statements included in the Global Utilities Fund's Semi-Annual Report to Shareholders dated April 30, 2000 -
     0000950156-00-000330

o The Statement of Additional Information of the Global Utilities Fund dated November 17, 2000 relating to the Acquisition.

-----------------

(1) Incorporated by reference to Post-Effective Amendment No. 97 to Form N-1A filed on or about February 13, 1997.

(2) Incorporated by reference to Post-Effective Amendment No. 104 to Form N-1A filed on or about October 30, 1998.

(3) Incorporated by reference to Post-Effective Amendment No. 110 to Form N-1A filed on or about August 12, 1999.

(4) Incorporated by reference to Post-Effective Amendment No. 109 to Form N-1A filed on or about March 1, 1999.


Item 17. Undertakings

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                     NOTICE

A copy of the Agreement and Declaration of Trust of Liberty Funds Trust III (Trust), as amended, is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by officers of the Trust as officers and by its Trustees as trustees and not individually, and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders of the Trust individually but are binding only upon the assets and property of Liberty Funds Trust III.

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Boston and Commonwealth of Massachusetts, on the 11th day of October, 2000.

                                   LIBERTY FUNDS TRUST III



                                   By:/s/STEPHEN E. GIBSON
                                      ---------------------------------
                                      Stephen E. Gibson

                                    President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE              TITLE                                   DATE
---------              -----                                   ----


/s/STEPHEN E. GIBSON   President (chief                        October 11, 2000
-----------------
Stephen E. Gibson      executive officer)



/s/PAMELA A. MCGRATH   Treasurer and Chief Financial Officer   October 11, 2000
-----------------
Pamela A. McGrath      (principal financial  and accounting
                       officer)

/s/TOM BLEASDALE*                  Trustee
-------------------
   Tom Bleasdale

/s/LORA S. COLLINS*                Trustee
-------------------
   Lora S. Collins

/s/JAMES E. GRINNELL*              Trustee
---------------------
   James E. Grinnell

/s/RICHARD W. LOWRY*               Trustee
--------------------
   Richard W. Lowry

/s/SALVATORE MACERA*               Trustee
--------------------
   Salvatore Macera

                                              */s/ WILLIAM J. BALLOU
                                              ----------------------
                                                   William J. Ballou
/s/WILLIAM E. MAYER*               Trustee         Attorney-in-fact
--------------------                               For each Trustee
   William E. Mayer                                October 11, 2000

/s/JAMES L. MOODY, JR. *           Trustee
------------------------
   James L. Moody, Jr.

/s/JOHN J. NEUHAUSER*              Trustee
---------------------
   John J. Neuhauser

/s/JOSEPH R. PALOMBO*              Trustee
---------------------
   Joseph R. Palombo

/s/THOMAS E. STITZEL*              Trustee
---------------------
   Thomas E. Stitzel

/s/ANNE-LEE VERVILLE*              Trustee
---------------------
   Anne-Lee Verville

                                  EXHIBIT INDEX

Exhibit               Item

(4) Form of Agreement and Plan of Reorganization between Liberty Newport Global Equity Fund and Liberty Newport Global Utilities Fund

(11) Opinion and Consent of Counsel of Ropes & Gray with respect to the Acquisition of Liberty Newport Global Equity Fund

(12)           Opinion and Consent of Counsel on Tax Matters and
               Consequences to Shareholders of Ropes & Gray with respect to the Acquisition of Liberty Newport Global Equity Fund

(14)           Consent of Independent Accountants (PWC)

(17)(i)        Form of Proxy Card and Proxy Insert (Liberty Newport Global
               Equity Fund)